GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2022

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK SEPARATE ACCOUNT 1

Year ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 1 (the Separate Account), as of December 31, 2022, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2023

Appendix

Statement of assets and liabilities as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB VP Balanced Hedged Allocation Portfolio — Class B Shares (1)

AB VP Growth and Income Portfolio — Class B

AB VP International Value Portfolio — Class B

AB VP Large Cap Growth Portfolio — Class B

AB VP Small Cap Growth Portfolio — Class B

AB VP Sustainable Global Thematic Portfolio — Class B Shares (1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares (1)

Invesco V.I. Capital Appreciation Fund — Series II shares (1)

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Conservative Balanced Fund — Series I shares (1)

Invesco V.I. Conservative Balanced Fund — Series II shares (1)

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares (1)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares (1)

Invesco V.I. EQV International Equity Fund — Series II shares (1)

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares (1)

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares (1)

Invesco V.I. Main Street Fund® — Series II shares (1)

Invesco V.I. Main Street Small Cap Fund® — Series II shares (1)

Allspring Variable Trust

Allspring VT Omega Growth Fund — Class 2 (1)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

American Century Variable Portfolios, Inc.

VP Disciplined Core Value Fund — Class I

VP International Fund — Class I

VP Ultra® Fund — Class I

VP Value Fund — Class I

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares (1)

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund—Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Blue Chip Growth Fund — Class 1 (1)

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series I

DWS Capital Growth VIP — Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP — Class B Shares

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset ManagerSM Portfolio — Initial Class

VIP Asset ManagerSM Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares (2)

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

JPMorgan Insurance Trust

JPMorgan Insurance Trust Core Bond Portfolio — Class 1

JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1

JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1

JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Aggressive Growth Portfolio — Class II

ClearBridge Variable Dividend Strategy Portfolio — Class I (2)

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Large Cap Value Portfolio — Class I

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares (1)

PSF PGIM Jennison Focused Blend Portfolio — Class II Shares (1)

PSF PGIM Jennison Growth Portfolio — Class II Shares (1)

Statement of assets and liabilities as of December 31, 2022, the related statement of operations for the period then ended, and the statements of changes in net assets for the period from April 30, 2021 (inception) to December 31, 2022.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund — Series II shares

Statement of assets and liabilities as of December 31, 2022, the related statements of operations and changes in net assets for the period from April 29, 2022 (inception) to December 31, 2022.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Core Plus Bond Fund — Series I shares

Statement of assets and liabilities as of December 31, 2022, the related statements of operations for the period from January 1, 2022 to April 29, 2022 (liquidation date) and changes in net assets for the period from January 1, 2021 to April 29, 2022 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Core Bond Fund — Series I shares (1)

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2021 through December 31, 2022.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2022

	AB Variable Products Series Fund, Inc.

	AB VP Balanced Hedged Allocation Portfolio — Class B Shares	AB VP Growth and Income Portfolio — Class B	AB VP International Value Portfolio — Class B	AB VP Large Cap Growth Portfolio — Class B	AB VP Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$2,055,588	$2,818,525	$381,769	$890,410	$519,684
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	12	—	66	—
Total assets	2,055,588	2,818,537	381,769	890,476	519,684

Liabilities:
Accrued expenses payable to affiliate (note 4b)	99	124	16	44	23
Payable for units withdrawn	16,561	—	3	—	1
Total liabilities	16,660	124	19	44	24

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,806,083	2,772,863	381,750	842,886	519,660
Variable annuity contract owners in the annuitization period	232,845	45,550	—	47,546	—
Net assets	$2,038,928	$2,818,413	$381,750	$890,432	$519,660

Investments in securities at cost	$2,626,072	$2,478,587	$415,364	$856,781	$1,019,345
Shares outstanding	252,219	99,384	29,594	16,659	76,763

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$104,173	$1,905,724	$—	$10,922,272	$337,486
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	2,120	—
Total assets	104,173	1,905,724	—	10,924,392	337,486

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	115	—	504	13
Payable for units withdrawn	415	7,357	—	—	137
Total liabilities	419	7,472	—	504	150

Net assets attributable to:
Variable annuity contract owners in the accumulation period	103,754	1,853,946	—	10,719,999	337,336
Variable annuity contract owners in the annuitization period	—	44,306	—	203,889	—
Net assets	$103,754	$1,898,252	$—	$10,923,888	$337,336

Investments in securities at cost	$120,477	$2,053,585	$—	$14,907,691	$352,431
Shares outstanding	7,484	139,206	—	444,899	60,699

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VP Sustainable Global Thematic Portfolio — Class B Shares	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$60,290	$290,379	$297,440	$447,961	$94,499	$712,691	$1,163,799
—	—	—	—	—	—	—
—	50	—	—	—	169	—
60,290	290,429	297,440	447,961	94,499	712,860	1,163,799

3	15	13	20	4	34	48
1	—	1	—	—	—	—
4	15	14	20	4	34	48

60,286	254,612	297,426	447,941	94,495	681,455	1,163,751
—	35,802	—	—	—	31,371	—
$60,286	$290,414	$297,426	$447,941	$94,495	$712,826	$1,163,751

$48,218	$402,602	$419,959	$519,346	$122,538	$980,569	$915,507
2,109	6,778	7,656	28,938	2,718	21,558	57,472

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

$148,579	$119,899	$599,357	$666,215	$3,007,167	$4,210	$4,557
—	—	—	—	—	—	—
—	22	491	—	—	—	—
148,579	119,921	599,848	666,215	3,007,167	4,210	4,557

6	5	26	35	134	—	—
—	—	—	54	18,760	—	—
6	5	26	89	18,894	—	—

148,573	119,916	599,822	666,126	2,988,273	4,210	4,557
—	—	—	—	—	—	—
$148,573	$119,916	$599,822	$666,126	$2,988,273	$4,210	$4,557

$191,209	$146,480	$695,309	$706,595	$3,678,964	$4,878	$6,019
2,677	2,505	21,089	41,560	99,246	331	1,157

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Omega Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I

Assets:
Investments at fair value (note 2b)	$12,268,450	$1,268,460	$382,136	$2,935,205	$282,692
Dividend receivable	—	—	—	—	—
Receivable for units sold	889	813	120	—	49
Total assets	12,269,339	1,269,273	382,256	2,935,205	282,741

Liabilities:
Accrued expenses payable to affiliate (note 4b)	570	57	17	140	15
Payable for units withdrawn	—	—	—	1,264	—
Total liabilities	570	57	17	1,404	15

Net assets attributable to:
Variable annuity contract owners in the accumulation period	11,855,677	1,269,216	382,239	2,731,390	219,174
Variable annuity contract owners in the annuitization period	413,092	—	—	202,411	63,552
Net assets	$12,268,769	$1,269,216	$382,239	$2,933,801	$282,726

Investments in securities at cost	$19,761,102	$1,206,574	$537,358	$3,259,678	$319,237
Shares outstanding	779,444	56,226	19,232	313,256	39,427

	BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

Assets:
Investments at fair value (note 2b)	$2,721,811	$30,061,165	$108,726	$7,404,916	$3,074,590
Dividend receivable	—	—	—	—	—
Receivable for units sold	58	—	—	3,307	—
Total assets	2,721,869	30,061,165	108,726	7,408,223	3,074,590

Liabilities:
Accrued expenses payable to affiliate (note 4b)	125	1,500	5	342	140
Payable for units withdrawn	—	23,714	1	—	23,518
Total liabilities	125	25,214	6	342	23,658

Net assets attributable to:
Variable annuity contract owners in the accumulation period	2,677,672	29,396,343	108,720	7,277,079	3,006,515
Variable annuity contract owners in the annuitization period	44,072	639,608	—	130,802	44,417
Net assets	$2,721,744	$30,035,951	$108,720	$7,407,881	$3,050,932

Investments in securities at cost	$3,360,195	$36,032,221	$124,449	$7,655,377	$3,468,857
Shares outstanding	234,437	2,532,533	8,876	175,099	263,687

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

American Century Variable Portfolios, Inc. (continued)			BNY Mellon			BlackRock Variable Series Funds, Inc.

VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

$149,043	$370,102	$448,093	$16,175	$73,317	$402,686	$201,125
—	—	—	—	—	1,247	—
—	—	—	—	—	—	100
149,043	370,102	448,093	16,175	73,317	403,933	201,225

8	16	21	1	3	17	9
8	—	1	1	—	—	—
16	16	22	2	3	17	9

117,307	370,086	400,052	16,173	73,314	399,142	201,216
31,720	—	48,019	—	—	4,774	—
$149,027	$370,086	$448,071	$16,173	$73,314	$403,916	$201,216

$171,318	$330,201	$353,700	$17,406	$66,468	$402,686	$332,660
15,639	19,137	35,991	983	1,757	402,686	23,662

Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating — Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

$148,103	$145,174	$72,918	$3,172,991	$214	$644,024	$2,883,055
—	—	—	19,448	—	—	—
38	—	—	—	—	—	—
148,141	145,174	72,918	3,192,439	214	644,024	2,883,055

8	6	3	147	—	28	132
—	1	1	14,155	1	3	20,842
8	7	4	14,302	1	31	20,974

116,554	145,167	72,914	3,085,834	213	643,454	2,818,179
31,579	—	—	92,303	—	539	43,902
$148,133	$145,167	$72,914	$3,178,137	$213	$643,993	$2,862,081

$171,270	$142,624	$79,379	$3,327,933	$260	$778,663	$3,377,253
5,220	11,006	5,733	375,947	40	121,285	209,982

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$31,587	$102,428	$39,821	$4,941,801	$590,367
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	1,829	—
Total assets	31,587	102,428	39,821	4,943,630	590,367

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	4	2	273	23
Payable for units withdrawn	—	—	2	—	989
Total liabilities	1	4	4	273	1,012

Net assets attributable to:
Variable annuity contract owners in the accumulation period	31,586	102,424	30,694	4,778,977	589,355
Variable annuity contract owners in the annuitization period	—	—	9,123	164,380	—
Net assets	$31,586	$102,424	$39,817	$4,943,357	$589,355

Investments in securities at cost	$37,716	$108,057	$42,985	$4,680,924	$514,645
Shares outstanding	3,734	7,153	2,869	263,703	15,585

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$224,214	$452,342	$722,756	$5,455,002	$3,230,867
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	224,214	452,342	722,756	5,455,002	3,230,867

Liabilities:
Accrued expenses payable to affiliate (note 4b)	10	17	37	256	138
Payable for units withdrawn	—	808	1	2,063	455
Total liabilities	10	825	38	2,319	593

Net assets attributable to:
Variable annuity contract owners in the accumulation period	224,204	451,517	722,076	5,335,746	3,230,274
Variable annuity contract owners in the annuitization period	—	—	642	116,937	—
Net assets	$224,204	$451,517	$722,718	$5,452,683	$3,230,274

Investments in securities at cost	$336,509	$394,478	$636,565	$6,576,001	$3,368,180
Shares outstanding	5,618	6,326	10,434	521,013	103,553

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

$9,717,536	$27,199	$251,356	$4,970,469	$261,010	$564,638	$84,149
—	—	—	—	—	—	—
—	—	—	—	—	—	—
9,717,536	27,199	251,356	4,970,469	261,010	564,638	84,149

432	1	10	225	10	23	3
13,283	—	—	3,921	—	—	—
13,715	1	10	4,146	10	23	3

9,623,521	27,198	251,346	4,874,204	261,000	563,851	84,146
80,300	—	—	92,119	—	764	—
$9,703,821	$27,198	$251,346	$4,966,323	$261,000	$564,615	$84,146

$9,589,133	$24,324	$237,735	$4,814,229	$191,230	$430,514	$71,316
265,942	2,075	10,669	218,867	10,866	24,275	2,051

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 2 Shares

$103,782	$54,314	$6,074,278	$23,932,885	$331,437	$3,464,410	$184,203
—	—	—	—	—	—	—
—	52	—	—	49	—	—
103,782	54,366	6,074,278	23,932,885	331,486	3,464,410	184,203

4	2	304	1,300	16	157	8
—	—	13,930	17,145	—	363	—
4	2	14,234	18,445	16	520	8

103,778	54,364	5,790,020	22,924,483	300,036	3,387,676	184,195
—	—	270,024	989,957	31,434	76,214	—
$103,778	$54,364	$6,060,044	$23,914,440	$331,470	$3,463,890	$184,195

$92,946	$51,160	$8,366,729	$24,574,127	$445,069	$4,089,058	$211,013
4,783	3,736	1,377,387	1,624,772	24,606	228,523	15,136

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

Assets:
Investments at fair value (note 2b)	$33,560	$406,120	$7,939,677	$151,697	$270,902
Dividend receivable	—	—	25,235	—	—
Receivable for units sold	—	—	66,584	—	—
Total assets	33,560	406,120	8,031,496	151,697	270,902

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	18	337	6	11
Payable for units withdrawn	—	2	—	—	—
Total liabilities	1	20	337	6	11

Net assets attributable to:
Variable annuity contract owners in the accumulation period	33,559	406,100	8,031,159	151,691	270,891
Variable annuity contract owners in the annuitization period	—	—	—	—	—
Net assets	$33,559	$406,100	$8,031,159	$151,691	$270,891

Investments in securities at cost	$41,218	$461,888	$7,939,677	$180,667	$282,576
Shares outstanding	2,552	39,660	7,939,677	18,189	18,194

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares

Assets:
Investments at fair value (note 2b)	$87,170	$3,520	$789,575	$3,269,348	$205,127
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	3,028	—
Total assets	87,170	3,520	789,575	3,272,376	205,127

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	—	31	148	8
Payable for units withdrawn	—	1	—	—	483
Total liabilities	4	1	31	148	491

Net assets attributable to:
Variable annuity contract owners in the accumulation period	87,166	3,519	758,163	3,228,802	195,790
Variable annuity contract owners in the annuitization period	—	—	31,381	43,426	8,846
Net assets	$87,166	$3,519	$789,544	$3,272,228	$204,636

Investments in securities at cost	$83,495	$4,206	$852,680	$3,599,355	$173,567
Shares outstanding	1,389	354	23,298	107,333	4,101

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

JPMorgan Insurance Trust				Janus Aspen Series

JPMorgan Insurance Trust Core Bond Portfolio — Class 1	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares

$1,089,963	$533,317	$144,859	$977,945	$591,266	$6,971,081	$651,346
—	—	—	—	—	—	—
—	—	—	270	—	77	—
1,089,963	533,317	144,859	978,215	591,266	6,971,158	651,346

54	23	6	50	23	339	25
225	—	1	—	796	—	—
279	23	7	50	819	339	25

891,589	533,294	139,026	757,089	572,694	6,555,914	628,497
198,095	—	5,826	221,076	17,753	414,905	22,824
$1,089,684	$533,294	$144,852	$978,165	$590,447	$6,970,819	$651,321

$1,249,874	$425,931	$144,157	$933,701	$439,949	$5,575,767	$550,133
112,716	51,133	8,066	30,957	14,763	164,141	9,361

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II

$104,724	$—	$113,968	$77,914	$366,871	$6,946	$114,366
—	—	—	—	—	—	—
—	—	—	—	—	—	—
104,724	—	113,968	77,914	366,871	6,946	114,366

4	—	4	4	14	—	5
1	—	—	1	—	1	—
5	—	4	5	14	1	5

104,719	—	113,964	77,909	366,857	6,945	114,361
—	—	—	—	—	—	—
$104,719	$—	$113,964	$77,909	$366,857	$6,945	$114,361

$ 85,396	$—	$115,772	$63,116	$369,731	$6,310	$161,489
2,163	—	2,959	2,120	11,617	230	7,712

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

	Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust

	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares

Assets:
Investments at fair value (note 2b)	$155,959	$202,262	$224,445	$334,871	$4,029,990
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	155,959	202,262	224,445	334,871	4,029,990

Liabilities:
Accrued expenses payable to affiliate (note 4b)	8	8	10	14	199
Payable for units withdrawn	3	2	62	1	106
Total liabilities	11	10	72	15	305

Net assets attributable to:
Variable annuity contract owners in the accumulation period	155,948	202,252	224,373	334,856	3,909,794
Variable annuity contract owners in the annuitization period	—	—	—	—	119,891
Net assets	$155,948	$202,252	$224,373	$334,856	$4,029,685

Investments in securities at cost	$124,983	$209,977	$178,177	$531,005	$3,998,213
Shares outstanding	7,329	10,038	7,087	37,881	183,599

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$6,683,480	$8,478,596	$134,547	$337,222	$397,887
Dividend receivable	23,266	31,168	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	6,706,746	8,509,764	134,547	337,222	397,887

Liabilities:
Accrued expenses payable to affiliate (note 4b)	314	384	6	15	18
Payable for units withdrawn	8,677	9,200	—	642	1
Total liabilities	8,991	9,584	6	657	19

Net assets attributable to:
Variable annuity contract owners in the accumulation period	6,417,385	8,394,440	134,541	336,565	397,868
Variable annuity contract owners in the annuitization period	280,370	105,740	—	—	—
Net assets	$6,697,755	$8,500,180	$134,541	$336,565	$397,868

Investments in securities at cost	$7,203,108	$10,220,308	$119,998	$402,499	$479,954
Shares outstanding	705,008	944,164	2,907	34,658	5,164

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

MFS® Variable Insurance Trust (continued)	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares

$828,049	$45,497	$514,014	$222,578	$3,404,984	$6,743	$7,748,093
—	—	—	—	17,302	18	21,715
—	—	28	—	—	—	1,982
828,049	45,497	514,042	222,578	3,422,286	6,761	7,771,790

36	2	23	9	157	—	368
17,303	2	—	116	1,101	2	—
17,339	4	23	125	1,258	2	368

810,710	36,420	466,426	222,453	3,329,376	6,759	7,593,873
—	9,073	47,593	—	91,652	—	177,549
$810,710	$45,493	$514,019	$222,453	$3,421,028	$6,759	$7,771,422

$659,453	$55,171	$551,895	$273,161	$3,734,219	$7,473	$10,753,691
23,279	5,666	27,254	25,408	502,952	709	989,539

State Street Variable Insurance Series Funds, Inc. (continued)						The Alger Portfolios

Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares

$3,088,854	$5,428,869	$1,035,606	$7,087,018	$34,127,696	$520,485	$198,241
—	—	—	—	—	—	—
783	—	—	511	—	24	—
3,089,637	5,428,869	1,035,606	7,087,529	34,127,696	520,509	198,241

142	227	45	307	1,855	21	8
—	849	591	—	11,272	—	383
142	1,076	636	307	13,127	21	391

3,045,903	5,405,694	1,030,667	3,383,007	31,758,306	520,488	197,850
43,592	22,099	4,303	3,704,215	2,356,263	—	—
$3,089,495	$5,427,793	$1,034,970	$7,087,222	$34,114,569	$520,488	$197,850

$3,983,507	$4,811,150	$1,153,743	$8,819,040	$42,367,575	$538,792	$269,008
352,207	135,316	87,026	542,651	2,615,149	12,769	4,213

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2022

	The Alger Portfolios (continued)	The Prudential Series Fund

	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Assets:
Investments at fair value (note 2b)	$70,312	$376,399	$183,878	$336,701
Dividend receivable	—	—	—	—
Receivable for units sold	—	165	139	—
Total assets	70,312	376,564	184,017	336,701

Liabilities:
Accrued expenses payable to affiliate (note 4b)	3	20	8	16
Payable for units withdrawn	—	—	—	1
Total liabilities	3	20	8	17

Net assets attributable to:
Variable annuity contract owners in the accumulation period	70,309	376,544	184,009	336,684
Variable annuity contract owners in the annuitization period	—	—	—	—
Net assets	$70,309	$376,544	$184,009	$336,684

Investments in securities at cost	$124,737	$249,419	$83,794	$190,114
Shares outstanding	4,955	9,450	4,530	3,867

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VP Balanced Hedged Allocation Portfolio — Class B Shares	AB VP Growth and Income Portfolio — Class B	AB VP International Value Portfolio — Class B	AB VP Large Cap Growth Portfolio — Class B	AB VP Small Cap Growth Portfolio — Class B

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$74,759	$33,751	$17,831	$—	$—
Mortality and expense risk and administrative charges (note 4)	41,947	48,848	33,264	15,549	9,580
Net investment income (expense)	32,812	(15,097)	(15,433)	(15,549)	(9,580)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(74,003)	94,904	(217,007)	22,445	(47,979)
Change in unrealized appreciation (depreciation)	(787,274)	(785,308)	(414,233)	(502,787)	(606,457)
Capital gain distributions	243,546	500,095	—	129,181	300,646
Net realized and unrealized gain (loss) on investments	(617,731)	(190,309)	(631,240)	(351,161)	(353,790)

Increase (decrease) in net assets from operations	$(584,919)	$(205,406)	$(646,673)	$(366,710)	$(363,370)

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Bond Fund — Series I shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares

	Year ended December 31, 2022	Year ended December 31, 2022	Period from January 1 to April 29, 2022	Year ended December 31, 2022	Period from April 29 to December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$1,625	$23,876	$5,738	$111,614	$1,722
Mortality and expense risk and administrative charges (note 4)	1,641	46,720	835	219,081	2,460
Net investment income (expense)	(16)	(22,844)	4,903	(107,467)	(738)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(934)	28,463	(45,464)	(587,185)	(127)
Change in unrealized appreciation (depreciation)	(32,099)	(640,101)	21,222	(4,662,129)	(14,945)
Capital gain distributions	8,855	157,742	—	1,896,841	187
Net realized and unrealized gain (loss) on investments	(24,178)	(453,896)	(24,242)	(3,352,473)	(14,885)

Increase (decrease) in net assets from operations	$(24,194)	$(476,740)	$(19,339)	$(3,459,940)	$(15,623)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VP Sustainable Global Thematic Portfolio — Class B Shares	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$—	$—	$—	$2,012	$—	$—	$16,326
1,094	5,756	5,417	6,455	1,833	13,137	20,912
(1,094)	(5,756)	(5,417)	(4,443)	(1,833)	(13,137)	(4,586)

2,504	(15,917)	1,472	(650)	(4,364)	5,601	93,945
(34,136)	(215,887)	(233,173)	(92,102)	(92,630)	(615,004)	(150,585)
7,122	101,109	96,771	81,489	45,093	295,551	37,228
(24,510)	(130,695)	(134,930)	(11,263)	(51,901)	(313,852)	(19,412)

$(25,604)	$(136,451)	$(140,347)	$(15,706)	$(53,734)	$(326,989)	$(23,998)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$—	$—	$9,505	$10,112	$—	$123	$—
2,293	2,346	10,219	14,055	57,058	70	84
(2,293)	(2,346)	(714)	(3,943)	(57,058)	53	(84)

219	482	(6,239)	12,789	27,468	(9)	(1,127)
(113,423)	(100,585)	(220,409)	(180,170)	(2,168,002)	(1,559)	156
45,177	40,372	74,355	93,307	610,082	—	—
(68,027)	(59,731)	(152,293)	(74,074)	(1,530,452)	(1,568)	(971)

$(70,320)	$(62,077)	$(153,007)	$(78,017)	$(1,587,510)	$(1,515)	$(1,055)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust	American Century Variable Portfolios II, Inc.	American Century Variable Portfolios, Inc.

	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Allspring VT Omega Growth Fund — Class 2	VP Inflation Protection Fund — Class II	VP Disciplined Core Value Fund — Class I

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$152,627	$3,423	$—	$145,783	$4,512
Mortality and expense risk and administrative charges (note 4)	268,431	23,704	6,922	51,166	4,575
Net investment income (expense)	(115,804)	(20,281)	(6,922)	94,617	(63)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,266,429)	84,426	(2,427)	(32,968)	(6,308)
Change in unrealized appreciation (depreciation)	(8,269,016)	(551,072)	(321,164)	(541,779)	(66,886)
Capital gain distributions	5,304,253	160,376	100,526	14,029	44,280
Net realized and unrealized gain (loss) on investments	(4,231,192)	(306,270)	(223,065)	(560,718)	(28,914)

Increase (decrease) in net assets from operations	$(4,346,996)	$(326,551)	$(229,987)	$(466,101)	$(28,977)

	BlackRock Variable Series Funds, Inc. (continued)			Columbia Funds Variable Series Trust II

	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$33,105	$—	$—	$—	$20,573
Mortality and expense risk and administrative charges (note 4)	59,324	623,932	2,051	72,667	48,851
Net investment income (expense)	(26,219)	(623,932)	(2,051)	(72,667)	(28,278)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(249,141)	(914,104)	254	68,242	(114,448)
Change in unrealized appreciation (depreciation)	(273,877)	(6,082,219)	(74,171)	(987,569)	(543,455)
Capital gain distributions	294,606	527,161	7,449	—	198,388
Net realized and unrealized gain (loss) on investments	(228,412)	(6,469,162)	(66,468)	(919,327)	(459,515)

Increase (decrease) in net assets from operations	$(254,631)	$(7,093,094)	$(68,519)	$(991,994)	$(487,793)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

American Century Variable Portfolios, Inc. (continued)			BNY Mellon			BlackRock Variable Series Funds, Inc.

VP International Fund — Class I	VP Ultra® Fund — Class I	VP Value Fund — Class I	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$2,489	$—	$8,234	$129	$680	$5,204	$3,595
3,226	7,658	6,628	271	1,681	7,260	3,578
(737)	(7,658)	1,606	(142)	(1,001)	(2,056)	17

(6,782)	(1,492)	5,684	(135)	7,259	—	(9,830)
(74,348)	(249,960)	(31,830)	(7,174)	(49,542)	—	(39,403)
26,199	52,822	27,005	4,342	9,314	—	3,380
(54,931)	(198,630)	859	(2,967)	(32,969)	—	(45,853)

$(55,668)	$(206,288)	$2,465	$(3,109)	$(33,970)	$(2,056)	$(45,836)

Deutsche DWS Variable Series I	Deutsche DWS Variable Series II		Eaton Vance Variable Trust	Federated Hermes Insurance Series

DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares	DWS Small Mid Cap Value VIP — Class B Shares	VT Floating- Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$—	$3,390	$361	$130,867	$16	$38,212	$—
2,464	3,230	1,232	44,836	4	10,988	36,900
(2,464)	160	(871)	86,031	12	27,224	(36,900)

(2,263)	6,819	(44)	(37,557)	(16)	(12,769)	(102,804)
(58,843)	(54,535)	(15,687)	(139,260)	(39)	(120,156)	(751,932)
16,284	3,444	1,141	—	—	—	208,118
(44,822)	(44,272)	(14,590)	(176,817)	(55)	(132,925)	(646,618)

$(47,286)	$(44,112)	$(15,461)	$(90,786)	$(43)	$(105,701)	$(683,518)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Federated Hermes Insurance Series (continued)	Fidelity® Variable Insurance Products Fund

	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset ManagerSM Portfolio — Initial Class	VIP Asset ManagerSM Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$754	$2,260	$799	$58,585	$3,487
Mortality and expense risk and administrative charges (note 4)	564	1,562	685	113,269	10,262
Net investment income (expense)	190	698	114	(54,684)	(6,775)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,001)	(68)	(148)	129,197	38,738
Change in unrealized appreciation (depreciation)	(15,566)	(28,400)	(11,229)	(1,746,992)	(325,239)
Capital gain distributions	9,453	7,371	3,002	357,766	33,666
Net realized and unrealized gain (loss) on investments	(7,114)	(21,097)	(8,375)	(1,260,029)	(252,835)

Increase (decrease) in net assets from operations	$(6,924)	$(20,399)	$(8,261)	$(1,314,713)	$(259,610)

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$3,148	$2,919	$124,769	$9,105
Mortality and expense risk and administrative charges (note 4)	3,930	7,261	13,045	125,246	55,394
Net investment income (expense)	(3,930)	(4,113)	(10,126)	(477)	(46,289)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(11,052)	5,807	13,722	(587,551)	9,347
Change in unrealized appreciation (depreciation)	(163,223)	(200,307)	(329,572)	(1,151,468)	(881,056)
Capital gain distributions	48,631	37,929	63,323	463,149	236,116
Net realized and unrealized gain (loss) on investments	(125,644)	(156,571)	(252,527)	(1,275,870)	(635,593)

Increase (decrease) in net assets from operations	$(129,574)	$(160,684)	$(262,653)	$(1,276,347)	$(681,882)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2	VIP Equity- Income PortfolioSM — Initial Class	VIP Equity- Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$28,454	$31	$4,835	$87,131	$4,410	$8,625	$—
167,904	534	3,699	78,198	3,722	9,902	1,420
(139,450)	(503)	1,136	8,933	688	(1,277)	(1,420)

413,389	1,955	2,194	118,548	10,359	45,893	1,228
(4,376,514)	(15,507)	(29,246)	(582,589)	(34,291)	(101,747)	(74,286)
529,820	4,932	8,486	173,461	5,281	12,167	19,756
(3,433,305)	(8,620)	(18,566)	(290,580)	(18,651)	(43,687)	(53,302)

$(3,572,755)	$(9,123)	$(17,430)	$(281,647)	$(17,963)	$(44,964)	$(54,722)

Fidelity® Variable Insurance Products Fund (continued)		Franklin Templeton Variable Insurance Products Trust

VIP Overseas Portfolio — Initial Class	VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$1,174	$490	$120,266	$1,308,667	$—	$69,653	$7,795
1,526	909	128,836	531,961	5,820	178,894	3,711
(352)	(419)	(8,570)	776,706	(5,820)	(109,241)	4,084

243	1,152	(500,212)	248,197	(8,164)	(1,137,380)	(14,403)
(36,538)	(8,883)	(1,728,764)	(3,691,629)	(232,000)	(813,056)	(18,056)
995	2,627	722,881	531,195	77,589	420,643	—
(35,300)	(5,104)	(1,506,095)	(2,912,237)	(162,575)	(1,529,793)	(32,459)

$(35,652)	$(5,523)	$(1,514,665)	$(2,135,531)	$(168,395)	$(1,639,034)	$(28,375)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$894	$100,779	$2,089	$1,931
Mortality and expense risk and administrative charges (note 4)	492	8,544	105,316	2,142	4,559
Net investment income (expense)	(492)	(7,650)	(4,537)	(53)	(2,628)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,384)	(31,302)	—	(193)	7,768
Change in unrealized appreciation (depreciation)	(512)	(47,687)	—	(27,219)	(92,346)
Capital gain distributions	—	—	—	14,854	41,518
Net realized and unrealized gain (loss) on investments	(1,896)	(78,989)	—	(12,558)	(43,060)

Increase (decrease) in net assets from operations	$(2,388)	$(86,639)	$(4,537)	$(12,611)	$(45,688)

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares	Janus Henderson Global Research Portfolio — Institutional Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$248	$100	$1,795	$1,888	$3,670
Mortality and expense risk and administrative charges (note 4)	1,369	53	13,450	36,395	3,187
Net investment income (expense)	(1,121)	47	(11,655)	(34,507)	483

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	269	(28)	(1,844)	(6,662)	4,917
Change in unrealized appreciation (depreciation)	(33,940)	(720)	(579,222)	(828,129)	(85,100)
Capital gain distributions	16,112	65	146,589	201,572	23,960
Net realized and unrealized gain (loss) on investments	(17,559)	(683)	(434,477)	(633,219)	(56,223)

Increase (decrease) in net assets from operations	$(18,680)	$(636)	$(446,132)	$(667,726)	$(55,740)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

JPMorgan Insurance Trust				Janus Aspen Series

JPMorgan Insurance Trust Core Bond Portfolio — Class 1	JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$24,842	$5,969	$696	$6,557	$8,830	$86,463	$2,662
22,985	9,662	2,469	22,704	9,083	143,088	9,949
1,857	(3,693)	(1,773)	(16,147)	(253)	(56,625)	(7,287)

(36,735)	11,307	533	41,020	44,618	579,492	21,084
(170,707)	(163,378)	(68,284)	(488,214)	(199,387)	(2,514,650)	(270,474)
6,494	89,718	32,318	181,473	18,853	224,330	114,456
(200,948)	(62,353)	(35,433)	(265,721)	(135,916)	(1,710,828)	(134,934)

$(199,091)	$(66,046)	$(37,206)	$(281,868)	$(136,169)	$(1,767,453)	$(142,221)

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares	Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Aggressive Growth Portfolio — Class II

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$2,097	$—	$2,018	$1,314	$3,041	$196	$—
2,235	155	1,616	1,221	6,041	486	2,107
(138)	(155)	402	93	(3,000)	(290)	(2,107)

7,842	1,397	(46)	432	1,588	5,485	449
(63,154)	(9,585)	(13,523)	(9,614)	(245,302)	(23,896)	(69,921)
16,398	2,123	—	—	74,454	6,215	16,311
(38,914)	(6,065)	(13,569)	(9,182)	(169,260)	(12,196)	(53,161)

$(39,052)	$(6,220)	$(13,167)	$(9,089)	$(172,260)	$(12,486)	$(55,268)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust

	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$2,034	$2,706	$1,154	$—	$67,997
Mortality and expense risk and administrative charges (note 4)	4,052	3,280	4,784	5,626	84,393
Net investment income (expense)	(2,018)	(574)	(3,630)	(5,626)	(16,396)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	18,690	576	29,826	(3,033)	104,884
Change in unrealized appreciation (depreciation)	(57,203)	(25,807)	(135,005)	(276,798)	(1,129,440)
Capital gain distributions	14,831	7,777	39,163	130,310	404,391
Net realized and unrealized gain (loss) on investments	(23,682)	(17,454)	(66,016)	(149,521)	(620,165)

Increase (decrease) in net assets from operations	$(25,700)	$(18,028)	$(69,646)	$(155,147)	$(636,561)

	PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$131,111	$299,330	$—	$9,579	$—
Mortality and expense risk and administrative charges (note 4)	144,287	195,310	2,658	6,354	7,441
Net investment income (expense)	(13,176)	104,020	(2,658)	3,225	(7,441)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(263,104)	(985,640)	5,961	(12,110)	5,832
Change in unrealized appreciation (depreciation)	(426,859)	(1,336,132)	(90,593)	(68,356)	(234,697)
Capital gain distributions	—	—	6,104	4,580	49,826
Net realized and unrealized gain (loss) on investments	(689,963)	(2,321,772)	(78,528)	(75,886)	(179,039)

Increase (decrease) in net assets from operations	$(703,139)	$(2,217,752)	$(81,186)	$(72,661)	$(186,480)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

MFS® Variable Insurance Trust (continued)	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

MFS® Utilities Series — Service Class Shares	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$24,691	$1,480	$—	$18,148	$153,669	$293	$154,612
18,262	790	8,299	3,744	50,033	357	128,179
6,429	690	(8,299)	14,404	103,636	(64)	26,433

133,002	(389)	1,708	(2,536)	(60,094)	(1,087)	(764,996)
(200,461)	(9,185)	(188,076)	(66,722)	(399,119)	(1,569)	(1,986,642)
43,413	481	84,280	19,272	—	9	—
(24,046)	(9,093)	(102,088)	(49,986)	(459,213)	(2,647)	(2,751,638)

$(17,617)	$(8,403)	$(110,387)	$(35,582)	$(355,577)	$(2,711)	$(2,725,205)

State Street Variable Insurance Series Funds, Inc. (continued)						The Alger Portfolios

Real Estate Securities V.I.S. Fund — Class 1 Shares	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares	Alger Large Cap Growth Portfolio — Class I-2 Shares

Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

$50,199	$79,332	$—	$69,753	$148,850	$2,738	$—
33,537	93,763	20,080	120,564	773,722	11,542	3,480
16,662	(14,431)	(20,080)	(50,811)	(624,872)	(8,804)	(3,480)

(31,996)	298,299	(11,039)	(156,324)	(1,440,548)	38,397	1,850
(1,004,772)	(2,445,880)	(295,259)	(1,495,371)	(7,071,140)	(270,523)	(151,488)
442,516	719,983	59,845	114,654	556,220	54,901	11,094
(594,252)	(1,427,598)	(246,453)	(1,537,041)	(7,955,468)	(177,225)	(138,544)

$(577,590)	$(1,442,029)	$(266,533)	$(1,587,852)	$(8,580,340)	$(186,029)	$(142,024)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	The Alger Portfolios (continued)	The Prudential Series Fund

	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4)	1,178	6,761	3,005	6,421
Net investment income (expense)	(1,178)	(6,761)	(3,005)	(6,421)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,886)	69,819	9,116	4,804
Change in unrealized appreciation (depreciation)	(56,153)	20,069	(72,495)	(213,272)
Capital gain distributions	12,978	—	—	—
Net realized and unrealized gain (loss) on investments	(45,061)	89,888	(63,379)	(208,468)

Increase (decrease) in net assets from operations	$(46,239)	$83,127	$(66,384)	$(214,889)

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VP Balanced Hedged Allocation Portfolio — Class B Shares		AB VP Growth and Income Portfolio — Class B		AB VP International Value Portfolio — Class B

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$ 32,812	$(43,758)	$(15,097)	$(33,690)	$(15,433)	$10,199
Net realized gain (loss) on investments	(74,003)	20,741	94,904	160,575	(217,007)	123,920
Change in unrealized appreciation (depreciation) on investments	(787,274)	276,282	(785,308)	647,355	(414,233)	125,422
Capital gain distributions	243,546	66,641	500,095	—	—	—
Increase (decrease) in net assets from operations	(584,919)	319,906	(205,406)	774,240	(646,673)	259,541

From capital transactions (note 4):
Net premiums	700	11,373	4,652	2,682	1,046	3,282
Transfers for contract benefits and terminations	(309,261)	(263,679)	(253,216)	(217,263)	(190,683)	(339,830)
Administrative expenses	(35,700)	(35,808)	(3,866)	(4,298)	(23,753)	(35,357)
Transfers between subaccounts (including fixed account), net	38,128	(57,899)	(177,137)	(233,763)	(2,547,774)	1,035,761
Increase (decrease) in net assets from capital transactions	(306,133)	(346,013)	(429,567)	(452,642)	(2,761,164)	663,856
Increase (decrease) in net assets	(891,052)	(26,107)	(634,973)	321,598	(3,407,837)	923,397
Net assets at beginning of year	2,929,980	2,956,087	3,453,386	3,131,788	3,789,587	2,866,190
Net assets at end of year	$2,038,928	$2,929,980	$2,818,413	$3,453,386	$381,750	$3,789,587

Change in units (note 5):
Units purchased	10,141	7,355	1,050	4,908	58,863	207,605
Units redeemed	(30,909)	(28,681)	(16,701)	(22,195)	(508,708)	(116,660)
Net increase (decrease) in units from capital transactions with contract owners	(20,768)	(21,326)	(15,651)	(17,287)	(449,845)	90,945

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VP Large Cap Growth Portfolio — Class B		AB VP Small Cap Growth Portfolio — Class B		AB VP Sustainable Global Thematic Portfolio — Class B Shares		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(15,549)	$(19,432)	$(9,580)	$(35,686)	$(1,094)	$(1,494)	$(5,756)	$(5,839)	$(5,417)	$(6,839)
22,445	159,550	(47,979)	701,138	2,504	31,696	(15,917)	55,587	1,472	8,694
(502,787)	60,853	(606,457)	(665,676)	(34,136)	(22,333)	(215,887)	(65,759)	(233,173)	(15,376)
129,181	82,872	300,646	214,733	7,122	10,509	101,109	46,912	96,771	52,806
(366,710)	283,843	(363,370)	214,509	(25,604)	18,378	(136,451)	30,901	(140,347)	39,285

—	—	—	2,907	—	—	—	—	—	—
(83,037)	(176,250)	(48,046)	(301,348)	(6,471)	(22,740)	(81,019)	(113,177)	(3,330)	(9,601)
(623)	(828)	(2,819)	(19,353)	(105)	(156)	(238)	(384)	(507)	(660)
90,380	(174,432)	13,039	(2,246,938)	1,327	(35,594)	101,202	87,816	9,164	(1,001)
6,720	(351,510)	(37,826)	(2,564,732)	(5,249)	(58,490)	19,945	(25,745)	5,327	(11,262)
(359,990)	(67,667)	(401,196)	(2,350,223)	(30,853)	(40,112)	(116,506)	5,156	(135,020)	28,023
1,250,422	1,318,089	920,856	3,271,079	91,139	131,251	406,920	401,764	432,446	404,423
$890,432	$1,250,422	$519,660	$920,856	$60,286	$91,139	$290,414	$406,920	$297,426	$432,446

3,899	1,937	1,778	13,228	104	18	4,752	3,383	305	71
(3,474)	(11,044)	(2,390)	(74,517)	(318)	(1,628)	(3,979)	(4,000)	(108)	(363)
425	(9,107)	(612)	(61,289)	(214)	(1,610)	773	(617)	197	(292)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares

	Year ended December 31, 2022	Period from April 30 to December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,443)	$(2,863)	$(1,833)	$(2,412)	$(13,137)	$(16,682)
Net realized gain (loss) on investments	(650)	(46)	(4,364)	25,269	5,601	119,719
Change in unrealized appreciation (depreciation) on investments	(92,102)	20,717	(92,630)	2,908	(615,004)	32,809
Capital gain distributions	81,489	—	45,093	8,663	295,551	53,284
Increase (decrease) in net assets from operations	(15,706)	17,808	(53,734)	34,428	(326,989)	189,130

From capital transactions (note 4):
Net premiums	1,040	—	—	—	—	5,016
Transfers for contract benefits and terminations	(5,818)	(4,150)	(5,309)	(19,286)	(72,346)	(59,672)
Administrative expenses	(133)	(21)	(134)	(149)	(1,932)	(2,427)
Transfers between subaccounts (including fixed account), net	70,067	384,854	(16,814)	(49,828)	104,540	(143,291)
Increase (decrease) in net assets from capital transactions	65,156	380,683	(22,257)	(69,263)	30,262	(200,374)
Increase (decrease) in net assets	49,450	398,491	(75,991)	(34,835)	(296,727)	(11,244)
Net assets at beginning of year	398,491	—	170,486	205,321	1,009,553	1,020,797
Net assets at end of year	$447,941	$398,491	$94,495	$170,486	$712,826	$1,009,553

Change in units (note 5):
Units purchased	7,288	38,431	12	—	6,090	3,960
Units redeemed	(605)	(427)	(655)	(1,558)	(4,448)	(7,578)
Net increase (decrease) in units from capital transactions with contract owners	6,683	38,004	(643)	(1,558)	1,642	(3,618)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Bond Fund — Series I shares		Invesco V.I. Core Equity Fund — Series I shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Period from January 1 to April 29, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(4,586)	$1,111	$(16)	$345	$(22,844)	$(22,836)	$4,903	$1,408	$(107,467)	$(21,699)
93,945	48,565	(934)	12,516	28,463	105,969	(45,464)	(322)	(587,185)	44,400
(150,585)	358,025	(32,099)	(6,779)	(640,101)	(17,494)	21,222	(14,148)	(4,662,129)	697,763
37,228	—	8,855	11,023	157,742	131,923	—	7,267	1,896,841	363,463
(23,998)	407,701	(24,194)	17,105	(476,740)	197,562	(19,339)	(5,795)	(3,459,940)	1,083,927

—	—	—	—	6,334	6,937	—	—	5,947	2,915
(55,944)	(134,132)	(6,986)	(99,456)	(237,329)	(229,979)	(812)	(2,634)	(1,457,962)	(711,806)
(7,689)	(8,062)	(21)	(22)	(20,180)	(21,839)	(12)	(77)	(180,382)	(85,057)
(325,688)	(89,074)	(1)	78,243	20,268	31,942	(171,010)	10,401	(452,912)	15,771,133
(389,321)	(231,268)	(7,008)	(21,235)	(230,907)	(212,939)	(171,834)	7,690	(2,085,309)	14,977,185
(413,319)	176,433	(31,202)	(4,130)	(707,647)	(15,377)	(191,173)	1,895	(5,545,249)	16,061,112
1,577,070	1,400,637	134,956	139,086	2,605,899	2,621,276	191,173	189,278	16,469,137	408,025
$1,163,751	$1,577,070	$103,754	$134,956	$1,898,252	$2,605,899	$—	$191,173	$10,923,888	$16,469,137

699	2,414	—	3,641	8,647	11,991	72	737	90,230	754,197
(14,177)	(11,436)	(368)	(4,376)	(27,543)	(28,333)	(13,749)	(192)	(192,489)	(86,835)
(13,478)	(9,022)	(368)	(735)	(18,896)	(16,342)	(13,677)	545	(102,259)	667,362

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares

	Period from April 29 to December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(738)	$(2,293)	$(2,910)	$(2,346)	$(3,105)	$(714)	$(4,627)
Net realized gain (loss) on investments	(127)	219	1,617	482	1,505	(6,239)	37,872
Change in unrealized appreciation (depreciation) on investments	(14,945)	(113,423)	11,573	(100,585)	7,835	(220,409)	(55,178)
Capital gain distributions	187	45,177	22,537	40,372	21,688	74,355	56,117
Increase (decrease) in net assets from operations	(15,623)	(70,320)	32,817	(62,077)	27,923	(153,007)	34,184

From capital transactions (note 4):
Net premiums	—	—	—	—	—	910	450
Transfers for contract benefits and terminations	(4,635)	(1,410)	(1,427)	(12,685)	(62)	(48,292)	(53,991)
Administrative expenses	(61)	(190)	(222)	(66)	(60)	(7,280)	(7,727)
Transfers between subaccounts (including fixed account), net	357,655	2	(1)	654	(99)	15,925	(39,100)
Increase (decrease) in net assets from capital transactions	352,959	(1,598)	(1,650)	(12,097)	(221)	(38,737)	(100,368)
Increase (decrease) in net assets	337,336	(71,918)	31,167	(74,174)	27,702	(191,744)	(66,184)
Net assets at beginning of year	—	220,491	189,324	194,090	166,388	791,566	857,750
Net assets at end of year	$337,336	$148,573	$220,491	$119,916	$194,090	$599,822	$791,566

Change in units (note 5):
Units purchased	36,247	—	—	22	5	4,649	4,626
Units redeemed	(477)	(45)	(38)	(505)	(10)	(7,360)	(10,270)
Net increase (decrease) in units from capital transactions with contract owners	35,770	(45)	(38)	(483)	(5)	(2,711)	(5,644)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(3,943)	$(6,408)	$(57,058)	$(180,971)	$53	$(1,883)	$(84)	$324	$(115,804)	$(76,453)
12,789	87,701	27,468	4,076,838	(9)	22,759	(1,127)	(41)	(1,266,429)	116,132
(180,170)	73,211	(2,168,002)	(2,083,080)	(1,559)	8,441	156	(750)	(8,269,016)	423,263
93,307	9,204	610,082	251,974	—	—	—	—	5,304,253	1,189,682
(78,017)	163,708	(1,587,510)	2,064,761	(1,515)	29,317	(1,055)	(467)	(4,346,996)	1,652,624

—	—	611	14,669	—	—	—	—	6,008	2,350
(52,616)	(362,440)	(433,064)	(1,272,840)	(46)	(10,416)	(3,975)	(194)	(1,832,503)	(1,063,071)
(8,481)	(8,711)	(27,486)	(102,786)	(1)	(27)	(4)	(6)	(188,618)	(98,481)
(43,092)	(62,751)	149,006	(11,622,348)	—	(185,514)	47	781	(2,437,314)	18,244,514
(104,189)	(433,902)	(310,933)	(12,983,305)	(47)	(195,957)	(3,932)	581	(4,452,427)	17,085,312
(182,206)	(270,194)	(1,898,443)	(10,918,544)	(1,562)	(166,640)	(4,987)	114	(8,799,423)	18,737,936
848,332	1,118,526	4,886,716	15,805,260	5,772	172,412	9,544	9,430	21,068,192	2,330,256
$666,126	$848,332	$2,988,273	$4,886,716	$4,210	$5,772	$4,557	$9,544	$12,268,769	$21,068,192

1,692	7,812	26,801	44,155	—	2,085	—	71	91,923	770,187
(7,329)	(30,788)	(34,793)	(554,977)	(3)	(17,244)	(402)	(18)	(288,213)	(98,766)
(5,637)	(22,976)	(7,992)	(510,822)	(3)	(15,159)	(402)	53	(196,290)	671,421

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Allspring Variable Trust		American Century Variable Portfolios II, Inc.

	Invesco V.I. Main Street Small Cap Fund® — Series II shares		Allspring VT Omega Growth Fund — Class 2		VP Inflation Protection Fund — Class II

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(20,281)	$(50,656)	$(6,922)	$(9,083)	$94,617	$41,265
Net realized gain (loss) on investments	84,426	1,159,164	(2,427)	13,753	(32,968)	50,258
Change in unrealized appreciation (depreciation) on investments	(551,072)	(503,293)	(321,164)	6,740	(541,779)	38,785
Capital gain distributions	160,376	122,442	100,526	60,146	14,029	—
Increase (decrease) in net assets from operations	(326,551)	727,657	(229,987)	71,556	(466,101)	130,308

From capital transactions (note 4):
Net premiums	560	3,147	—	—	1,093	3,006
Transfers for contract benefits and terminations	(124,121)	(446,169)	(7,849)	(9,136)	(349,859)	(306,045)
Administrative expenses	(6,594)	(23,434)	(2,097)	(2,326)	(28,162)	(24,054)
Transfers between subaccounts (including fixed account), net	(227,805)	(2,753,959)	23,946	(4,059)	662,590	347,233
Increase (decrease) in net assets from capital transactions	(357,960)	(3,220,415)	14,000	(15,521)	285,662	20,140
Increase (decrease) in net assets	(684,511)	(2,492,758)	(215,987)	56,035	(180,439)	150,448
Net assets at beginning of year	1,953,727	4,446,485	598,226	542,191	3,114,240	2,963,792
Net assets at end of year	$1,269,216	$1,953,727	$382,239	$598,226	$2,933,801	$3,114,240

Change in units (note 5):
Units purchased	1,924	12,960	912	345	107,354	56,835
Units redeemed	(9,369)	(121,392)	(536)	(626)	(84,312)	(54,915)
Net increase (decrease) in units from capital transactions with contract owners	(7,445)	(108,432)	376	(281)	23,042	1,920

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

American Century Variable Portfolios, Inc.								BNY Mellon

VP Disciplined Core Value Fund — Class I		VP International Fund — Class I		VP Ultra® Fund — Class I		VP Value Fund — Class I		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(63)	$(4,480)	$(737)	$(6,897)	$(7,658)	$(10,642)	$1,606	$497	$(142)	$(250)
(6,308)	76,704	(6,782)	113,319	(1,492)	104,552	5,684	15,321	(135)	6,035
(66,886)	(59,550)	(74,348)	(86,438)	(249,960)	(11,547)	(31,830)	39,867	(7,174)	1,530
44,280	96,404	26,199	16,033	52,822	43,413	27,005	—	4,342	126
(28,977)	109,078	(55,668)	36,017	(206,288)	125,776	2,465	55,685	(3,109)	7,441

—	900	—	—	—	—	—	—	—	—
(36,967)	(108,660)	(22,607)	(32,162)	(9,490)	(128,587)	(25,720)	(31,219)	—	(65,347)
(97)	(213)	(62)	(122)	(222)	(416)	(318)	(266)	(21)	(95)
130,096	(468,165)	18,443	(324,843)	(47,132)	(69,583)	110,177	86,905	(1,069)	(2,353)
93,032	(576,138)	(4,226)	(357,127)	(56,844)	(198,586)	84,139	55,420	(1,090)	(67,795)
64,055	(467,060)	(59,894)	(321,110)	(263,132)	(72,810)	86,604	111,105	(4,199)	(60,354)
218,671	685,731	208,921	530,031	633,218	706,028	361,467	250,362	20,372	80,726
$282,726	$218,671	$149,027	$208,921	$370,086	$633,218	$448,071	$361,467	$16,173	$20,372

7,515	4,067	2,841	4,942	907	1,689	6,802	4,279	1	1
(3,643)	(26,991)	(3,494)	(24,241)	(2,664)	(5,773)	(3,037)	(1,301)	(30)	(1,838)
3,872	(22,924)	(653)	(19,299)	(1,757)	(4,084)	3,765	2,978	(29)	(1,837)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BNY Mellon (continued)				BlackRock Variable Series Funds, Inc.

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares		BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,001)	$(971)	$(2,056)	$(8,734)	$17	$(1,526)
Net realized gain (loss) on investments	7,259	9,473	—	—	(9,830)	4,965
Change in unrealized appreciation (depreciation) on investments	(49,542)	22,352	—	—	(39,403)	(90,021)
Capital gain distributions	9,314	3,852	—	—	3,380	115,964
Increase (decrease) in net assets from operations	(33,970)	34,706	(2,056)	(8,734)	(45,836)	29,382

From capital transactions (note 4):
Net premiums	—	—	—	—	—	2,682
Transfers for contract benefits and terminations	(50,678)	(31,994)	(65,230)	(679,541)	(9,044)	(15,750)
Administrative expenses	(8)	—	(216)	(152)	(533)	(552)
Transfers between subaccounts (including fixed account), net	(132)	(4,270)	9,817	858,457	363	(31,240)
Increase (decrease) in net assets from capital transactions	(50,818)	(36,264)	(55,629)	178,764	(9,214)	(44,860)
Increase (decrease) in net assets	(84,788)	(1,558)	(57,685)	170,030	(55,050)	(15,478)
Net assets at beginning of year	158,102	159,660	461,601	291,571	256,266	271,744
Net assets at end of year	$73,314	$158,102	$403,916	$461,601	$201,216	$256,266

Change in units (note 5):
Units purchased	3	990	17,585	112,326	167	180
Units redeemed	(1,910)	(2,280)	(23,868)	(93,164)	(469)	(1,489)
Net increase (decrease) in units from capital transactions with contract owners	(1,907)	(1,290)	(6,283)	19,162	(302)	(1,309)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)						Columbia Funds Variable Series Trust II

BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$ (26,219)	$10,905	$(623,932)	$(434,631)	$(2,051)	$(2,629)	$(72,667)	$(164,904)	$(28,278)	$(15,745)
(249,141)	38,691	(914,104)	1,396,066	254	2,709	68,242	5,535,933	(114,448)	27,045
(273,877)	(368,859)	(6,082,219)	(5,963,954)	(74,171)	(1,505)	(987,569)	(2,942,997)	(543,455)	51,668
294,606	588,656	527,161	6,902,271	7,449	25,564	—	—	198,388	21,918
(254,631)	269,393	(7,093,094)	1,899,752	(68,519)	24,139	(991,994)	2,428,032	(487,793)	84,886

1,192	475	71,845	10,923	—	—	1,316	20,485	951	815
(378,524)	(314,628)	(3,244,207)	(4,191,494)	(533)	(493)	(519,965)	(1,504,812)	(336,169)	(195,709)
(49,606)	(27,945)	(512,098)	(542,101)	(53)	(71)	(57,989)	(113,559)	(32,315)	(13,400)
(1,285,278)	4,183,091	(478,549)	339,381	5,090	(1,831)	7,017,527	(15,149,926)	652,539	2,339,769
(1,712,216)	3,840,993	(4,163,009)	(4,383,291)	4,504	(2,395)	6,440,889	(16,747,812)	285,006	2,131,475
(1,966,847)	4,110,386	(11,256,103)	(2,483,539)	(64,015)	21,744	5,448,895	(14,319,780)	(202,787)	2,216,361
4,688,591	578,205	41,292,054	43,775,593	172,735	150,991	1,958,986	16,278,766	3,253,719	1,037,358
$2,721,744	$4,688,591	$30,035,951	$41,292,054	$108,720	$172,735	$7,407,881	$1,958,986	$3,050,932	$3,253,719

17,510	237,251	102,113	224,462	148	30	401,955	47,180	97,545	179,648
(106,243)	(35,895)	(383,220)	(454,030)	(33)	(72)	(61,893)	(722,742)	(69,526)	(27,632)
(88,733)	201,356	(281,107)	(229,568)	115	(42)	340,062	(675,562)	28,019	152,016

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Deutsche DWS Variable Series I		Deutsche DWS Variable Series II

	DWS Capital Growth VIP — Class B Shares		DWS CROCI® U.S. VIP — Class B Shares		DWS Small Mid Cap Value VIP — Class B Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,464)	$(5,330)	$160	$354	$(871)	$(610)
Net realized gain (loss) on investments	(2,263)	110,129	6,819	24,610	(44)	197
Change in unrealized appreciation (depreciation) on investments	(58,843)	(61,838)	(54,535)	42,808	(15,687)	20,111
Capital gain distributions	16,284	21,679	3,444	—	1,141	—
Increase (decrease) in net assets from operations	(47,286)	64,640	(44,112)	67,772	(15,461)	19,698

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(20,139)	(124,239)	(8,917)	(15,821)	(273)	(3,413)
Administrative expenses	(63)	(203)	(178)	(237)	(36)	(34)
Transfers between subaccounts (including fixed account), net	88,714	(283,745)	(72,499)	(95,781)	70	(593)
Increase (decrease) in net assets from capital transactions	68,512	(408,187)	(81,594)	(111,839)	(239)	(4,040)
Increase (decrease) in net assets	21,226	(343,547)	(125,706)	(44,067)	(15,700)	15,658
Net assets at beginning of year	126,907	470,454	270,873	314,940	88,614	72,956
Net assets at end of year	$148,133	$126,907	$145,167	$270,873	$72,914	$88,614

Change in units (note 5):
Units purchased	3,724	1,892	444	1,588	4	—
Units redeemed	(1,413)	(13,593)	(6,372)	(9,020)	(10)	(108)
Net increase (decrease) in units from capital transactions with contract owners	2,311	(11,701)	(5,928)	(7,432)	(6)	(108)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Eaton Vance Variable Trust		Federated Hermes Insurance Series

VT Floating — Rate Income Fund		Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$86,031	$35,612	$12	$12	$27,224	$26,609	$(36,900)	$(45,697)	$190	$201
(37,557)	(6,132)	(16)	—	(12,769)	(3,432)	(102,804)	232,269	(1,001)	776
(139,260)	27,616	(39)	—	(120,156)	146	(751,932)	(358,291)	(15,566)	6,531
—	—	—	—	—	—	208,118	251,071	9,453	—
(90,786)	57,096	(43)	12	(105,701)	23,323	(683,518)	79,352	(6,924)	7,508

938	2,981	—	—	624	624	566	3,007	—	—
(302,490)	(266,135)	—	—	(31,431)	(74,766)	(187,065)	(385,409)	(11,506)	(5,047)
(29,419)	(25,432)	(1)	(1)	(1,633)	(1,838)	(24,585)	(24,098)	(29)	(34)
1,190,969	(596,259)	(67)	(2)	(18,194)	6,708	1,842,577	(1,213,893)	678	944
859,998	(884,845)	(68)	(3)	(50,634)	(69,272)	1,631,493	(1,620,393)	(10,857)	(4,137)
769,212	(827,749)	(111)	9	(156,335)	(45,949)	947,975	(1,541,041)	(17,781)	3,371
2,408,925	3,236,674	324	315	800,328	846,277	1,914,106	3,455,147	49,367	45,996
$3,178,137	$2,408,925	$213	$324	$643,993	$800,328	$2,862,081	$1,914,106	$31,586	$49,367

147,776	34,776	—	—	352	1,258	109,296	22,672	34	47
(76,467)	(102,959)	(3)	—	(2,576)	(3,965)	(23,919)	(74,290)	(597)	(249)
71,309	(68,183)	(3)	—	(2,224)	(2,707)	85,377	(51,618)	(563)	(202)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Asset ManagerSM Portfolio — Initial Class		VIP Asset ManagerSM Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$698	$284	$114	$(106)	$(54,684)	$(85,314)
Net realized gain (loss) on investments	(68)	426	(148)	613	129,197	475,883
Change in unrealized appreciation (depreciation) on investments	(28,400)	8,443	(11,229)	3,028	(1,746,992)	84,309
Capital gain distributions	7,371	691	3,002	281	357,766	518,182
Increase (decrease) in net assets from operations	(20,399)	9,844	(8,261)	3,816	(1,314,713)	993,060

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(3,888)	(722)	(2,231)	(2,594)	(613,898)	(711,972)
Administrative expenses	(55)	(56)	(93)	(102)	(54,123)	(56,151)
Transfers between subaccounts (including fixed account), net	1	1	452	449	123,072	(221,914)
Increase (decrease) in net assets from capital transactions	(3,942)	(777)	(1,872)	(2,247)	(544,949)	(990,037)
Increase (decrease) in net assets	(24,341)	9,067	(10,133)	1,569	(1,859,662)	3,023
Net assets at beginning of year	126,765	117,698	49,950	48,381	6,803,019	6,799,996
Net assets at end of year	$102,424	$126,765	$39,817	$49,950	$4,943,357	$6,803,019

Change in units (note 5):
Units purchased	—	—	27	37	16,300	30,974
Units redeemed	(176)	(30)	(133)	(142)	(40,099)	(62,069)
Net increase (decrease) in units from capital transactions with contract owners	(176)	(30)	(106)	(105)	(23,799)	(31,095)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Initial Class		VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(6,775)	$(12,228)	$(139,450)	$(190,234)	$(503)	$(718)	$1,136	$1,313	$8,933	$(99,832)
38,738	43,523	413,389	1,109,911	1,955	8,062	2,194	2,784	118,548	3,682,117
(325,239)	68,296	(4,376,514)	307,504	(15,507)	(3,342)	(29,246)	20,927	(582,589)	(1,524,480)
33,666	111,980	529,820	1,536,697	4,932	5,380	8,486	29,723	173,461	981,114
(259,610)	211,571	(3,572,755)	2,763,878	(9,123)	9,382	(17,430)	54,747	(281,647)	3,038,919

—	—	2,596	6,820	—	—	—	—	1,196	19,885
(84,002)	(82,086)	(1,358,574)	(1,369,686)	(9,196)	(21,464)	(14,408)	(10,949)	(496,687)	(1,409,715)
(413)	(544)	(83,376)	(67,542)	(92)	(106)	(63)	(57)	(39,803)	(126,601)
(28,905)	(6)	1,609,047	311,382	367	(1,038)	(36)	(30)	812,768	(15,395,527)
(113,320)	(82,636)	169,693	(1,119,026)	(8,921)	(22,608)	(14,507)	(11,036)	277,474	(16,911,958)
(372,930)	128,935	(3,403,062)	1,644,852	(18,044)	(13,226)	(31,937)	43,711	(4,173)	(13,873,039)
962,285	833,350	13,106,883	11,462,031	45,242	58,468	283,283	239,572	4,970,496	18,843,535
$589,355	$962,285	$9,703,821	$13,106,883	$27,198	$45,242	$251,346	$283,283	$4,966,323	$4,970,496

993	12	111,133	55,984	29	10	—	—	102,118	87,274
(3,205)	(1,303)	(76,484)	(77,078)	(212)	(471)	(427)	(333)	(80,807)	(943,665)
(2,212)	(1,291)	34,649	(21,094)	(183)	(461)	(427)	(333)	21,311	(856,391)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Initial Class		VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$688	$2,518	$(1,277)	$4,510	$(1,420)	$(2,150)
Net realized gain (loss) on investments	10,359	18,999	45,893	37,428	1,228	18,639
Change in unrealized appreciation (depreciation) on investments	(34,291)	31,884	(101,747)	77,624	(74,286)	(14,222)
Capital gain distributions	5,281	13,276	12,167	34,050	19,756	14,079
Increase (decrease) in net assets from operations	(17,963)	66,677	(44,964)	153,612	(54,722)	16,346

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(27,824)	(49,277)	(83,722)	(66,658)	(2,544)	(26,613)
Administrative expenses	(109)	(153)	(3,983)	(4,224)	(56)	(77)
Transfers between subaccounts (including fixed account), net	(232)	25,817	(47,054)	(16,447)	1	(2)
Increase (decrease) in net assets from capital transactions	(28,165)	(23,613)	(134,759)	(87,329)	(2,599)	(26,692)
Increase (decrease) in net assets	(46,128)	43,064	(179,723)	66,283	(57,321)	(10,346)
Net assets at beginning of year	307,128	264,064	744,338	678,055	141,467	151,813
Net assets at end of year	$261,000	$307,128	$564,615	$744,338	$84,146	$141,467

Change in units (note 5):
Units purchased	—	849	689	1,026	—	—
Units redeemed	(788)	(1,422)	(5,399)	(4,423)	(59)	(441)
Net increase (decrease) in units from capital transactions with contract owners	(788)	(573)	(4,710)	(3,397)	(59)	(441)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Opportunities Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(3,930)	$(106,406)	$(4,113)	$(8,987)	$(10,126)	$(15,142)	$(477)	$9,403	$(46,289)	$(53,559)
(11,052)	3,479,517	5,807	38,247	13,722	26,110	(587,551)	90,670	9,347	330,580
(163,223)	(2,588,949)	(200,307)	(33,550)	(329,572)	(30,201)	(1,151,468)	(650,520)	(881,056)	(27,768)
48,631	745,581	37,929	127,988	63,323	202,583	463,149	281,329	236,116	661,279
(129,574)	1,529,743	(160,684)	123,698	(262,653)	183,350	(1,276,347)	(269,118)	(681,882)	910,532

420	14,159	—	—	1,000	1,000	2,289	13,531	1,184	1,974
(14,036)	(839,850)	(21,504)	(70,730)	(45,592)	(19,521)	(840,840)	(1,200,736)	(231,421)	(614,747)
(3,616)	(76,478)	(149)	(190)	(529)	(631)	(106,106)	(124,839)	(11,121)	(12,180)
49,184	(11,540,749)	(8)	(1)	(197)	(18,249)	(2,093,084)	769,778	(79,876)	(438,189)
31,952	(12,442,918)	(21,661)	(70,921)	(45,318)	(37,401)	(3,037,741)	(542,266)	(321,234)	(1,063,142)
(97,622)	(10,913,175)	(182,345)	52,777	(307,971)	145,949	(4,314,088)	(811,384)	(1,003,116)	(152,610)
321,826	11,235,001	633,862	581,085	1,030,689	884,740	9,766,771	10,578,155	4,233,390	4,386,000
$224,204	$321,826	$451,517	$633,862	$722,718	$1,030,689	$5,452,683	$9,766,771	$3,230,274	$4,233,390

1,615	34,642	—	—	185	101	86,025	144,193	2,780	5,386
(829)	(250,371)	(486)	(1,264)	(1,438)	(965)	(327,823)	(180,507)	(11,030)	(32,818)
786	(215,729)	(486)	(1,264)	(1,253)	(864)	(241,798)	(36,314)	(8,250)	(27,432)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(352)	$(1,134)	$(419)	$(178)	$(8,570)	$(3,235)
Net realized gain (loss) on investments	243	714	1,152	3,808	(500,212)	(182,906)
Change in unrealized appreciation (depreciation) on investments	(36,538)	12,021	(8,883)	5,986	(1,728,764)	1,026,464
Capital gain distributions	995	9,741	2,627	5,276	722,881	—
Increase (decrease) in net assets from operations	(35,652)	21,342	(5,523)	14,892	(1,514,665)	840,323

From capital transactions (note 4):
Net premiums	—	—	—	2,682	700	450
Transfers for contract benefits and terminations	—	—	(5,124)	(10,510)	(696,919)	(746,430)
Administrative expenses	(40)	(42)	(294)	(296)	(86,714)	(92,437)
Transfers between subaccounts (including fixed account), net	(121)	(246)	(2,015)	16,325	(600,504)	(33,037)
Increase (decrease) in net assets from capital transactions	(161)	(288)	(7,433)	8,201	(1,383,437)	(871,454)
Increase (decrease) in net assets	(35,813)	21,054	(12,956)	23,093	(2,898,102)	(31,131)
Net assets at beginning of year	139,591	118,537	67,320	44,227	8,958,146	8,989,277
Net assets at end of year	$103,778	$139,591	$54,364	$67,320	$6,060,044	$8,958,146

Change in units (note 5):
Units purchased	—	—	54	776	18,313	40,772
Units redeemed	(9)	(13)	(302)	(537)	(116,055)	(92,272)
Net increase (decrease) in units from capital transactions with contract owners	(9)	(13)	(248)	239	(97,742)	(51,500)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)

Franklin Income VIP Fund — Class 2 Shares		Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 2 Shares		Templeton Global Bond VIP Fund — Class 1 Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$776,706	$888,887	$(5,820)	$(7,799)	$(109,241)	$391,055	$4,084	$109	$(492)	$(881)
248,197	575,224	(8,164)	63,807	(1,137,380)	30,034	(14,403)	(578)	(1,384)	(4,470)
(3,691,629)	2,966,001	(232,000)	(52,212)	(813,056)	221,999	(18,056)	2,671	(512)	1,199
531,195	—	77,589	61,061	420,643	—	—	—	—	—
(2,135,531)	4,430,112	(168,395)	64,857	(1,639,034)	643,088	(28,375)	2,202	(2,388)	(4,152)

331	1,200	—	900	3,752	2,050	—	900	—	—
(2,856,296)	(3,773,739)	(19,889)	(116,215)	(1,126,674)	(895,815)	(8,486)	(7,008)	(6,206)	(24,766)
(228,619)	(234,519)	(176)	(289)	(136,029)	(95,986)	(154)	(184)	(8)	(20)
(2,653,717)	(1,584,204)	94,290	(94,928)	(12,430,346)	17,751,576	(69,571)	92,575	(55)	26,804
(5,738,301)	(5,591,262)	74,225	(210,532)	(13,689,297)	16,761,825	(78,211)	86,283	(6,269)	2,018
(7,873,832)	(1,161,150)	(94,170)	(145,675)	(15,328,331)	17,404,913	(106,586)	88,485	(8,657)	(2,134)
31,788,272	32,949,422	425,640	571,315	18,792,221	1,387,308	290,781	202,296	42,216	44,350
$23,914,440	$31,788,272	$331,470	$425,640	$3,463,890	$18,792,221	$184,195	$290,781	$33,559	$42,216

55,483	260,338	4,546	1,319	56,696	1,182,702	1,182	10,002	6	1,570
(392,268)	(540,586)	(1,731)	(6,606)	(974,013)	(122,017)	(8,819)	(2,604)	(405)	(1,539)
(336,785)	(280,248)	2,815	(5,287)	(917,317)	1,060,685	(7,637)	7,398	(399)	31

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares		Goldman Sachs Large Cap Value Fund — Institutional Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(7,650)	$(4,099)	$(4,537)	$(111,923)	$(53)	$(786)
Net realized gain (loss) on investments	(31,302)	524	—	—	(193)	4,475
Change in unrealized appreciation (depreciation) on investments	(47,687)	16,197	—	—	(27,219)	12,787
Capital gain distributions	—	—	—	—	14,854	19,651
Increase (decrease) in net assets from operations	(86,639)	12,622	(4,537)	(111,923)	(12,611)	36,127

From capital transactions (note 4):
Net premiums	700	450	10,725	51,150	—	—
Transfers for contract benefits and terminations	(40,432)	(18,462)	(6,409,225)	(9,072,317)	—	(45,168)
Administrative expenses	(3,496)	(3,540)	(26,160)	(28,043)	(9)	(8)
Transfers between subaccounts (including fixed account), net	(185,778)	201,653	8,860,803	7,649,548	(1)	39,110
Increase (decrease) in net assets from capital transactions	(229,006)	180,101	2,436,143	(1,399,662)	(10)	(6,066)
Increase (decrease) in net assets	(315,645)	192,723	2,431,606	(1,511,585)	(12,621)	30,061
Net assets at beginning of year	721,745	529,022	5,599,553	7,111,138	164,312	134,251
Net assets at end of year	$406,100	$721,745	$8,031,159	$5,599,553	$151,691	$164,312

Change in units (note 5):
Units purchased	2,985	19,427	1,318,811	1,295,060	—	1,735
Units redeemed	(23,350)	(5,118)	(1,046,286)	(1,452,909)	—	(1,735)
Net increase (decrease) in units from capital transactions with contract owners	(20,365)	14,309	272,525	(157,849)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)		JPMorgan Insurance Trust

Goldman Sachs Mid Cap Value Fund — Institutional Shares		JPMorgan Insurance Trust Core Bond Portfolio — Class 1		JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1		JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1		JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(2,628)	$(3,648)	$1,857	$10,169	$(3,693)	$(5,053)	$(1,773)	$(2,919)	$(16,147)	$(16,764)
7,768	11,573	(36,735)	17,724	11,307	80,570	533	69,461	41,020	148,115
(92,346)	34,310	(170,707)	(128,740)	(163,378)	70,238	(68,284)	(21,392)	(488,214)	134,646
41,518	49,488	6,494	36,598	89,718	40,855	32,318	8,681	181,473	57,449
(45,688)	91,723	(199,091)	(64,249)	(66,046)	186,610	(37,206)	53,831	(281,868)	323,446

331	300	—	—	—	—	—	—	—	—
(68,365)	(21,988)	(154,069)	(181,002)	(13,805)	(71,503)	(2,064)	(10,450)	(164,482)	(99,849)
(160)	(173)	(817)	(1,064)	(416)	(459)	(61)	(104)	(441)	(551)
(797)	378	(11,912)	(825,847)	(86,485)	(175,523)	5,226	(186,882)	(40,637)	4,849
(68,991)	(21,483)	(166,798)	(1,007,913)	(100,706)	(247,485)	3,101	(197,436)	(205,560)	(95,551)
(114,679)	70,240	(365,889)	(1,072,162)	(166,752)	(60,875)	(34,105)	(143,605)	(487,428)	227,895
385,570	315,330	1,455,573	2,527,735	700,046	760,921	178,957	322,562	1,465,593	1,237,698
$270,891	$385,570	$1,089,684	$1,455,573	$533,294	$700,046	$144,852	$178,957	$978,165	$1,465,593

22	240	12,608	34,395	359	2,260	176	2,194	5,144	9,298
(1,170)	(718)	(27,209)	(106,633)	(6,061)	(12,890)	(102)	(12,032)	(13,373)	(11,905)
(1,148)	(478)	(14,601)	(72,238)	(5,702)	(10,630)	74	(9,838)	(8,229)	(2,607)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series

	Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(253)	$(2,315)	$(56,625)	$(89,505)	$(7,287)	$(8,972)
Net realized gain (loss) on investments	44,618	23,666	579,492	531,647	21,084	54,487
Change in unrealized appreciation (depreciation) on investments	(199,387)	89,143	(2,514,650)	902,096	(270,474)	2,392
Capital gain distributions	18,853	4,533	224,330	54,957	114,456	68,658
Increase (decrease) in net assets from operations	(136,169)	115,027	(1,767,453)	1,399,195	(142,221)	116,565

From capital transactions (note 4):
Net premiums	—	—	1,000	20,536	—	—
Transfers for contract benefits and terminations	(32,759)	(49,572)	(1,281,551)	(670,387)	(40,594)	(45,535)
Administrative expenses	(579)	(631)	(84,108)	(88,502)	(441)	(453)
Transfers between subaccounts (including fixed account), net	(67,817)	(1)	(56,925)	(349,591)	(322)	(63,044)
Increase (decrease) in net assets from capital transactions	(101,155)	(50,204)	(1,421,584)	(1,087,944)	(41,357)	(109,032)
Increase (decrease) in net assets	(237,324)	64,823	(3,189,037)	311,251	(183,578)	7,533
Net assets at beginning of year	827,771	762,948	10,159,856	9,848,605	834,899	827,366
Net assets at end of year	$590,447	$827,771	$6,970,819	$10,159,856	$651,321	$834,899

Change in units (note 5):
Units purchased	421	—	26,627	13,062	929	—
Units redeemed	(2,561)	(1,034)	(83,882)	(55,538)	(1,626)	(1,678)
Net increase (decrease) in units from capital transactions with contract owners	(2,140)	(1,034)	(57,255)	(42,476)	(697)	(1,678)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(1,121)	$(1,257)	$47	$58	$(11,655)	$(11,441)	$(34,507)	$(16,619)	$483	$(2,463)
269	526	(28)	9	(1,844)	39,837	(6,662)	143,533	4,917	23,932
(33,940)	5,466	(720)	(261)	(579,222)	69,540	(828,129)	(19,405)	(85,100)	7,887
16,112	9,044	65	88	146,589	139,126	201,572	202,257	23,960	13,007
(18,680)	13,779	(636)	(106)	(446,132)	237,062	(667,726)	309,766	(55,740)	42,363

—	—	—	—	—	—	585	—	—	—
—	—	(191)	(222)	(39,702)	(80,317)	(206,041)	(248,254)	(12,753)	(23,741)
(3)	(3)	(11)	(12)	(370)	(401)	(24,870)	(9,603)	(130)	(156)
(1,643)	959	(1)	(2)	(25,459)	(270)	2,614,870	(79,557)	198	(31,017)
(1,646)	956	(203)	(236)	(65,531)	(80,988)	2,384,544	(337,414)	(12,685)	(54,914)
(20,326)	14,735	(839)	(342)	(511,663)	156,074	1,716,818	(27,648)	(68,425)	(12,551)
107,492	92,757	4,358	4,700	1,301,207	1,145,133	1,555,410	1,583,058	273,061	285,612
$87,166	$107,492	$3,519	$4,358	$789,544	$1,301,207	$3,272,228	$1,555,410	$204,636	$273,061

2	19	—	—	532	—	99,822	1,866	6	—
(41)	—	(9)	(10)	(1,564)	(928)	(15,333)	(8,152)	(563)	(2,133)
(39)	19	(9)	(10)	(1,032)	(928)	84,489	(6,286)	(557)	(2,133)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(138)	$(2,046)	$(155)	$(145)	$402	$(514)
Net realized gain (loss) on investments	7,842	6,198	1,397	156	(46)	3,009
Change in unrealized appreciation (depreciation) on investments	(63,154)	12,650	(9,585)	286	(13,523)	14,041
Capital gain distributions	16,398	8,056	2,123	1,899	—	—
Increase (decrease) in net assets from operations	(39,052)	24,858	(6,220)	2,196	(13,167)	16,536

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(37,253)	(2,529)	(9,819)	—	(6,664)	(39,427)
Administrative expenses	(11)	(11)	—	—	(74)	(75)
Transfers between subaccounts (including fixed account), net	3,576	(7,228)	—	—	75	25,859
Increase (decrease) in net assets from capital transactions	(33,688)	(9,768)	(9,819)	—	(6,663)	(13,643)
Increase (decrease) in net assets	(72,740)	15,090	(16,039)	2,196	(19,830)	2,893
Net assets at beginning of year	177,459	162,369	16,039	13,843	133,794	130,901
Net assets at end of year	$104,719	$177,459	$—	$16,039	$113,964	$133,794

Change in units (note 5):
Units purchased	171	25	—	—	1	878
Units redeemed	(1,974)	(464)	(215)	—	(233)	(1,284)
Net increase (decrease) in units from capital transactions with contract owners	(1,803)	(439)	(215)	—	(232)	(406)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)						Legg Mason Partners Variable Equity Trust

Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares		ClearBridge Variable Aggressive Growth Portfolio — Class II		ClearBridge Variable Dividend Strategy Portfolio — Class II

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$93	$(473)	$(3,000)	$(6,892)	$(290)	$(660)	$(2,107)	$(3,657)	$(2,018)	$(1,593)
432	733	1,588	16,140	5,485	2,539	449	2,307	18,690	14,786
(9,614)	8,988	(245,302)	54,331	(23,896)	3,315	(69,921)	(53,841)	(57,203)	23,541
—	—	74,454	26,559	6,215	2,330	16,311	76,242	14,831	18,169
(9,089)	9,248	(172,260)	90,138	(12,486)	7,524	(55,268)	21,051	(25,700)	54,903

—	—	—	—	—	—	—	—	—	—
(1,247)	(1,433)	(5,057)	(33,009)	(28,838)	(3,891)	(9,040)	(535)	(61,087)	(28,165)
(31)	(33)	(213)	(242)	(4)	(4)	(110)	(347)	(289)	(283)
(1)	3	(14,533)	—	445	(733)	(90,180)	(1,778)	(15,314)	(9,292)
(1,279)	(1,463)	(19,803)	(33,251)	(28,397)	(4,628)	(99,330)	(2,660)	(76,690)	(37,740)
(10,368)	7,785	(192,063)	56,887	(40,883)	2,896	(154,598)	18,391	(102,390)	17,163
88,277	80,492	558,920	502,033	47,828	44,932	268,959	250,568	258,338	241,175
$77,909	$88,277	$366,857	$558,920	$6,945	$47,828	$114,361	$268,959	$155,948	$258,338

—	—	6	—	14	—	—	—	171	124
(52)	(55)	(633)	(816)	(1,102)	(154)	(2,393)	(58)	(3,563)	(1,784)
(52)	(55)	(627)	(816)	(1,088)	(154)	(2,393)	(58)	(3,392)	(1,660)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Legg Mason Partners Variable Equity Trust (continued)		MFS® Variable Insurance Trust

	ClearBridge Variable Large Cap Value Portfolio — Class I		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(574)	$(1,107)	$(3,630)	$(4,394)	$(5,626)	$(8,589)
Net realized gain (loss) on investments	576	3,591	29,826	41,231	(3,033)	19,325
Change in unrealized appreciation (depreciation) on investments	(25,807)	23,599	(135,005)	35,434	(276,798)	(104,829)
Capital gain distributions	7,777	18,732	39,163	12,024	130,310	95,459
Increase (decrease) in net assets from operations	(18,028)	44,815	(69,646)	84,295	(155,147)	1,366

From capital transactions (note 4):
Net premiums	—	—	—	—	—	150
Transfers for contract benefits and terminations	(11,934)	(34,552)	(94,418)	(61,682)	(19,244)	(45,357)
Administrative expenses	(234)	(264)	(338)	(398)	(72)	(92)
Transfers between subaccounts (including fixed account), net	(179)	28,677	(2,797)	(4,816)	1,341	(505)
Increase (decrease) in net assets from capital transactions	(12,347)	(6,139)	(97,553)	(66,896)	(17,975)	(45,804)
Increase (decrease) in net assets	(30,375)	38,676	(167,199)	17,399	(173,122)	(44,438)
Net assets at beginning of year	232,627	193,951	391,572	374,173	507,978	552,416
Net assets at end of year	$202,252	$232,627	$224,373	$391,572	$334,856	$507,978

Change in units (note 5):
Units purchased	1	1,848	379	32	128	100
Units redeemed	(744)	(2,316)	(3,520)	(2,066)	(497)	(985)
Net increase (decrease) in units from capital transactions with contract owners	(743)	(468)	(3,141)	(2,034)	(369)	(885)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets —  Continued

MFS® Variable Insurance Trust (continued)				MFS® Variable Insurance Trust II				PIMCO Variable Insurance Trust

MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(16,396)	$(13,483)	$6,429	$(1,058)	$690	$767	$(8,299)	$(7,767)	$14,404	$23,467
104,884	292,061	133,002	51,661	(389)	1,197	1,708	17,833	(2,536)	1,768
(1,129,440)	93,486	(200,461)	58,867	(9,185)	(5,152)	(188,076)	28,946	(66,722)	7,750
404,391	276,443	43,413	45,967	481	2,379	84,280	65,283	19,272	—
(636,561)	648,507	(17,617)	155,437	(8,403)	(809)	(110,387)	104,295	(35,582)	32,985

—	—	—	—	—	—	—	—	—	—
(791,085)	(406,684)	(352,966)	(117,279)	(2,466)	(18,732)	(98,683)	(27,333)	(7,930)	(7,756)
(42,251)	(44,974)	(5,768)	(6,310)	(45)	(46)	(568)	(574)	(1,656)	(1,652)
(199,493)	(582,930)	(193,096)	(14,127)	40	(8,919)	215,107	(21,536)	(8,832)	17,146
(1,032,829)	(1,034,588)	(551,830)	(137,716)	(2,471)	(27,697)	115,856	(49,443)	(18,418)	7,738
(1,669,390)	(386,081)	(569,447)	17,721	(10,874)	(28,506)	5,469	54,852	(54,000)	40,723
5,699,075	6,085,156	1,380,157	1,362,436	56,367	84,873	508,550	453,698	276,453	235,730
$4,029,685	$5,699,075	$810,710	$1,380,157	$45,493	$56,367	$514,019	$508,550	$222,453	$276,453

5,179	13,526	2,124	3,108	18	1,103	12,175	1,132	315	1,459
(62,896)	(67,064)	(16,875)	(8,257)	(239)	(3,312)	(6,240)	(3,176)	(1,476)	(1,189)
(57,717)	(53,538)	(14,751)	(5,149)	(221)	(2,209)	5,935	(2,044)	(1,161)	270

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)

	High Yield Portfolio — Administrative Class Shares		International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$103,636	$90,911	$(64)	$(36)	$26,433	$(10,545)
Net realized gain (loss) on investments	(60,094)	41,015	(1,087)	355	(764,996)	(257,392)
Change in unrealized appreciation (depreciation) on investments	(399,119)	(66,123)	(1,569)	(1,587)	(1,986,642)	(1,475,371)
Capital gain distributions	—	—	9	263	—	1,303,376
Increase (decrease) in net assets from operations	(355,577)	65,803	(2,711)	(1,005)	(2,725,205)	(439,932)

From capital transactions (note 4):
Net premiums	606	2,681	—	—	2,228	8,394
Transfers for contract benefits and terminations	(306,315)	(265,967)	(14,519)	(5,517)	(895,802)	(827,010)
Administrative expenses	(25,760)	(22,311)	(5)	(4)	(100,087)	(79,141)
Transfers between subaccounts (including fixed account), net	1,227,755	(516,379)	(313)	1,131	3,718,606	2,115,004
Increase (decrease) in net assets from capital transactions	896,286	(801,976)	(14,837)	(4,390)	2,724,945	1,217,247
Increase (decrease) in net assets	540,709	(736,173)	(17,548)	(5,395)	(260)	777,315
Net assets at beginning of year	2,880,319	3,616,492	24,307	29,702	7,771,682	6,994,367
Net assets at end of year	$3,421,028	$2,880,319	$6,759	$24,307	$7,771,422	$7,771,682

Change in units (note 5):
Units purchased	100,501	26,052	13	59	324,469	176,199
Units redeemed	(41,745)	(69,731)	(929)	(298)	(146,932)	(106,732)
Net increase (decrease) in units from capital transactions with contract owners	58,756	(43,679)	(916)	(239)	177,537	69,467

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)				Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(13,176)	$(138,653)	$104,020	$25,742	$(2,658)	$(3,515)	$3,225	$3,146	$(7,441)	$(9,967)
(263,104)	12,023	(985,640)	(13,674)	5,961	29,291	(12,110)	2,229	5,832	53,194
(426,859)	(175,386)	(1,336,132)	(1,123,882)	(90,593)	6,414	(68,356)	(25,820)	(234,697)	(23,019)
—	—	—	643,118	6,104	18,437	4,580	4,158	49,826	109,300
(703,139)	(302,016)	(2,217,752)	(468,696)	(81,186)	50,627	(72,661)	(16,287)	(186,480)	129,508

2,383	13,631	2,615	13,683	—	—	350	225	—	—
(865,046)	(1,299,231)	(1,186,631)	(1,847,916)	(27,117)	(19,728)	(54,265)	(32,718)	(29,440)	(119,297)
(108,203)	(134,022)	(138,028)	(158,408)	(103)	(104)	(2,650)	(2,645)	(156)	(193)
(2,384,657)	200,097	(3,898,645)	2,965,363	1,921	(25,671)	(1,546)	31,246	(1,731)	(18,721)
(3,355,523)	(1,219,525)	(5,220,689)	972,722	(25,299)	(45,503)	(58,111)	(3,892)	(31,327)	(138,211)
(4,058,662)	(1,521,541)	(7,438,441)	504,026	(106,485)	5,124	(130,772)	(20,179)	(217,807)	(8,703)
10,756,417	12,277,958	15,938,621	15,434,595	241,026	235,902	467,337	487,516	615,675	624,378
$6,697,755	$10,756,417	$8,500,180	$15,938,621	$134,541	$241,026	$336,565	$467,337	$397,868	$615,675

112,961	281,815	104,032	285,974	59	353	2,315	2,922	108	57
(424,935)	(386,518)	(484,334)	(214,591)	(635)	(1,197)	(6,938)	(3,031)	(820)	(3,036)
(311,974)	(104,703)	(380,302)	71,383	(576)	(844)	(4,623)	(109)	(712)	(2,979)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	Real Estate Securities V.I.S. Fund — Class 1 Shares		S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$16,662	$(15,240)	$(14,431)	$(36,601)	$(20,080)	$(26,993)
Net realized gain (loss) on investments	(31,996)	616,209	298,299	755,969	(11,039)	79,878
Change in unrealized appreciation (depreciation) on investments	(1,004,772)	163,313	(2,445,880)	335,748	(295,259)	(14,338)
Capital gain distributions	442,516	225,850	719,983	690,506	59,845	258,848
Increase (decrease) in net assets from operations	(577,590)	990,132	(1,442,029)	1,745,622	(266,533)	297,395

From capital transactions (note 4):
Net premiums	1,476	3,807	—	6,270	—	—
Transfers for contract benefits and terminations	(256,721)	(401,472)	(549,924)	(795,153)	(344,421)	(197,123)
Administrative expenses	(20,137)	(21,152)	(5,989)	(8,495)	(2,718)	(3,303)
Transfers between subaccounts (including fixed account), net	2,567,212	(2,818,567)	(103,609)	(677,439)	(15,540)	(94,390)
Increase (decrease) in net assets from capital transactions	2,291,830	(3,237,384)	(659,522)	(1,474,817)	(362,679)	(294,816)
Increase (decrease) in net assets	1,714,240	(2,247,252)	(2,101,551)	270,805	(629,212)	2,579
Net assets at beginning of year	1,375,255	3,622,507	7,529,344	7,258,539	1,664,182	1,661,603
Net assets at end of year	$3,089,495	$1,375,255	$5,427,793	$7,529,344	$1,034,970	$1,664,182

Change in units (note 5):
Units purchased	132,691	10,095	8,949	2,678	824	932
Units redeemed	(19,565)	(141,129)	(28,014)	(43,843)	(10,478)	(8,466)
Net increase (decrease) in units from capital transactions with contract owners	113,126	(131,034)	(19,065)	(41,165)	(9,654)	(7,534)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)						The Alger Portfolios

Total Return V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(50,811)	$45,528	$(624,872)	$(96,293)	$(8,804)	$(12,190)	$(3,480)	$(5,708)	$(1,178)	$(2,068)
(156,324)	131,311	(1,440,548)	1,087,457	38,397	74,474	1,850	34,260	(1,886)	6,461
(1,495,371)	(342,467)	(7,071,140)	(1,930,764)	(270,523)	(7,448)	(151,488)	(73,612)	(56,153)	(56,796)
114,654	1,157,950	556,220	6,221,706	54,901	156,018	11,094	89,276	12,978	40,822
(1,587,852)	992,322	(8,580,340)	5,282,106	(186,029)	210,854	(142,024)	44,216	(46,239)	(11,581)

35,090	47,808	80,845	25,385	—	—	—	—	—	—
(432,082)	(493,570)	(4,151,259)	(5,534,007)	(320,009)	(150,684)	(2,419)	(11,110)	(7,345)	(14,491)
(2,341)	(2,803)	(393,092)	(427,166)	(372)	(400)	(53)	(59)	(76)	(141)
48,069	(166,682)	(1,009,510)	(1,006,874)	188	9,156	(57,349)	(65,696)	339	12,916
(351,264)	(615,247)	(5,473,016)	(6,942,662)	(320,193)	(141,928)	(59,821)	(76,865)	(7,082)	(1,716)
(1,939,116)	377,075	(14,053,356)	(1,660,556)	(506,222)	68,926	(201,845)	(32,649)	(53,321)	(13,297)
9,026,338	8,649,263	48,167,925	49,828,481	1,026,710	957,784	399,695	432,344	123,630	136,927
$7,087,222	$9,026,338	$34,114,569	$48,167,925	$520,488	$1,026,710	$197,850	$399,695	$70,309	$123,630

19,253	26,255	181,297	377,558	109	1,937	25	—	3	245
(36,387)	(55,101)	(591,759)	(779,336)	(9,888)	(5,846)	(1,458)	(1,522)	(202)	(319)
(17,134)	(28,846)	(410,462)	(401,778)	(9,779)	(3,909)	(1,433)	(1,522)	(199)	(74)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	The Prudential Series Fund

	PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Focused Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(6,761)	$(30,026)	$(3,005)	$(4,430)	$(6,421)	$(8,451)
Net realized gain (loss) on investments	69,819	677,793	9,116	61,984	4,804	6,329
Change in unrealized appreciation (depreciation) on investments	20,069	(270,531)	(72,495)	(12,969)	(213,272)	68,987
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	83,127	377,236	(66,384)	44,585	(214,889)	66,865

From capital transactions (note 4):
Net premiums	1,101	3,657	—	—	—	—
Transfers for contract benefits and terminations	(21,037)	(218,833)	(7,120)	(10,005)	(1,730)	(751)
Administrative expenses	(4,097)	(21,345)	(1,016)	(1,746)	(710)	(954)
Transfers between subaccounts (including fixed account), net	(142,396)	(2,551,840)	10,999	(71,438)	1	(1)
Increase (decrease) in net assets from capital transactions	(166,429)	(2,788,361)	2,863	(83,189)	(2,439)	(1,706)
Increase (decrease) in net assets	(83,302)	(2,411,125)	(63,521)	(38,604)	(217,328)	65,159
Net assets at beginning of year	459,846	2,870,971	247,530	286,134	554,012	488,853
Net assets at end of year	$376,544	$459,846	$184,009	$247,530	$336,684	$554,012

Change in units (note 5):
Units purchased	4,566	67,087	534	522	—	—
Units redeemed	(22,156)	(476,128)	(435)	(3,053)	(45)	(24)
Net increase (decrease) in units from capital transactions with contract owners	(17,590)	(409,041)	99	(2,531)	(45)	(24)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2022

(1)	Description of Entity

Genworth Life of New York VA Separate Account 1 (the “Separate Account”) is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

During the years ended December 31, 2022 and 2021, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AB Variable Products Series Fund, Inc. — AB Balanced Wealth Strategy Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VP Balanced Hedged Allocation Portfolio — Class B Shares	April 29, 2022

AB Variable Products Series Fund, Inc. — AB Global Thematic Growth Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VP Sustainable Global Thematic Portfolio — Class B Shares	April 29, 2022

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. EQV International Equity Fund — Series II shares	April 29, 2022

Columbia Funds Variable Series Trust II — CTIVP® — Loomis Sayles Growth Fund — Class 1	Columbia Funds Variable Series Trust II — CTIVP® — Principal Blue Chip Growth Fund — Class 1	April 29, 2022

Wells Fargo Variable Trust — Wells Fargo VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	December 6, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Capital Appreciation Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Capital Appreciation Fund — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Conservative Balanced Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Fund — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Strategic Income Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Strategic Income Fund — Series I shares	April 30, 2021

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

Prior Portfolio Name	Current Portfolio Name	Effective Date

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares	April 30, 2021

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Total Return Board Fund — Series I Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	April 30, 2021

The Prudential Series Fund — Jennison 20/20 Focus Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	April 26, 2021	(A)

The Prudential Series Fund — Jennison Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Growth Portfolio — Class II Shares	April 26, 2021	(A)

The Prudential Series Fund — Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	April 26, 2021	(A)

BlackRock Variable Series Funds, Inc. — BlackRock Advantage U.S. Total Market V.I. Fund — Class III Shares	BlackRock Variable Series Funds, Inc. — BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	February 9, 2021

(A)	During 2022 additional information was obtained from the Portfolio that the name change was effective on April 26, 2021 and not May 28, 2021 as previously disclosed.

During the years ended December 31, 2022 and 2021, the following Portfolios were liquidated, and the Portfolio assets were reinvested in new Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Bond Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Core Plus Bond Fund — Series I shares	April 29, 2022

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Value Opportunities Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. American Value Fund — Series II shares	April 30, 2021

As of December 31, 2022, the following Portfolios were available as investment options under the contract, but not shown on the financial statements, purchases and sales of investments (note 3) or financial highlights (note 6) as there was no activity from January 1, 2021 through December 31, 2022:

Franklin Templeton Variable Insurance Products Trust — Templeton Foreign VIP Fund — Class 1 Shares

Legg Mason Partners Variable Equity Trust — ClearBridge Variable Dividend Strategy Portfolio — Class I.

All designated Portfolios listed above are series type mutual funds.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2022 and there were no transfers between the levels during 2022.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from GLICNY’s General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2022 through April 18, 2023, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2022 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VP Balanced Hedged Allocation Portfolio — Class B Shares	$464,235	$477,498
AB VP Growth and Income Portfolio — Class B	558,272	502,823
AB VP International Value Portfolio — Class B	389,789	3,167,178
AB VP Large Cap Growth Portfolio — Class B	248,796	128,396
AB VP Small Cap Growth Portfolio — Class B	356,878	103,656
AB VP Sustainable Global Thematic Portfolio — Class B Shares	9,912	9,106
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	214,844	99,559
Invesco V.I. American Franchise Fund — Series II shares	106,517	9,842
Invesco V.I. American Value Fund — Series II shares	154,608	12,405
Invesco V.I. Capital Appreciation Fund — Series I shares	45,549	24,549
Invesco V.I. Capital Appreciation Fund — Series II shares	452,304	139,501
Invesco V.I. Comstock Fund — Series II shares	69,059	425,755
Invesco V.I. Conservative Balanced Fund — Series I shares	10,480	8,235
Invesco V.I. Conservative Balanced Fund — Series II shares	281,650	370,743
Invesco V.I. Core Bond Fund — Series I shares	6,706	173,643
Invesco V.I. Core Equity Fund — Series I shares	3,822,977	4,123,311
Invesco V.I. Core Plus Bond Fund — Series I shares	359,574	7,017
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	45,177	3,895
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	41,159	15,206
Invesco V.I. EQV International Equity Fund — Series II shares	144,371	109,975
Invesco V.I. Equity and Income Fund — Series II shares	135,417	150,201

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Invesco V.I. Global Fund — Series II shares	$1,132,578	$871,384
Invesco V.I. Global Real Estate Fund — Series II shares	124	117
Invesco V.I. Global Strategic Income Fund — Series I shares	—	4,017
Invesco V.I. Main Street Fund® — Series II shares	7,568,271	6,831,490
Invesco V.I. Main Street Small Cap Fund® — Series II shares	217,579	436,211
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2	135,569	28,099
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	1,486,541	1,090,972
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I	210,752	73,549
VP International Fund — Class I	69,985	48,746
VP Ultra® Fund — Class I	92,066	103,761
VP Value Fund — Class I	181,362	68,612
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	4,494	1,383
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	10,109	52,586
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	151,252	210,183
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	10,839	16,759
BlackRock Basic Value V.I. Fund — Class III Shares	681,141	2,126,010
BlackRock Global Allocation V.I. Fund — Class III Shares	2,108,706	6,352,441
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	13,395	3,495
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	7,639,678	1,274,585
Columbia Variable Portfolio — Overseas Core Fund — Class 2	1,332,231	853,933
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	116,210	33,910
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	13,107	91,107
DWS Small Mid Cap Value VIP — Class B Shares	1,651	1,620
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	1,956,245	1,009,448
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	16	71
Federated Hermes High Income Bond Fund II — Service Shares	46,008	69,181
Federated Hermes Kaufmann Fund II — Service Shares	2,373,507	549,918
Federated Hermes Managed Volatility Fund II — Primary Shares	10,834	12,048
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class	9,631	5,505
VIP Asset ManagerSM Portfolio — Service Class 2	4,323	3,079
VIP Balanced Portfolio — Service Class 2	745,025	989,089
VIP Contrafund® Portfolio — Initial Class	160,739	176,476
VIP Contrafund® Portfolio — Service Class 2	4,330,258	2,779,199
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	5,836	10,330
VIP Equity-Income PortfolioSM — Initial Class	30,145	18,207
VIP Equity-Income PortfolioSM — Service Class 2	2,494,819	1,727,989

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
VIP Growth & Income Portfolio — Initial Class	$15,393	$31,889
VIP Growth & Income Portfolio — Service Class 2	49,863	159,748
VIP Growth Opportunities Portfolio — Initial Class	19,756	4,022
VIP Growth Opportunities Portfolio — Service Class 2	118,551	41,907
VIP Growth Portfolio — Initial Class	84,323	28,122
VIP Growth Portfolio — Service Class 2	145,559	65,332
VIP Investment Grade Bond Portfolio — Service Class 2	1,861,818	4,249,751
VIP Mid Cap Portfolio — Service Class 2	870,276	449,279
VIP Overseas Portfolio — Initial Class	7,247	1,689
VIP Value Strategies Portfolio — Service Class 2	8,240	9,437
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	1,119,036	1,774,499
Franklin Income VIP Fund — Class 2 Shares	2,731,170	7,158,178
Franklin Large Cap Growth VIP Fund — Class 2 Shares	186,949	40,976
Franklin Mutual Shares VIP Fund — Class 2 Shares	1,318,481	14,699,416
Templeton Foreign VIP Fund — Class 2 Shares	20,795	94,913
Templeton Global Bond VIP Fund — Class 1 Shares	89	6,851
Templeton Growth VIP Fund — Class 2 Shares	33,718	270,611
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	11,750,406	9,409,928
Goldman Sachs Large Cap Value Fund — Institutional Shares	16,943	2,151
Goldman Sachs Mid Cap Value Fund — Institutional Shares	44,105	74,211
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio — Class 1	188,417	346,616
JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	102,030	116,715
JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	40,234	6,562
JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	347,950	388,483
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	45,992	127,760
Janus Henderson Balanced Portfolio — Service Shares	924,713	2,185,628
Janus Henderson Enterprise Portfolio — Institutional Shares	173,140	107,335
Janus Henderson Enterprise Portfolio — Service Shares	16,487	3,109
Janus Henderson Flexible Bond Portfolio — Institutional Shares	165	256
Janus Henderson Forty Portfolio — Institutional Shares	181,284	111,899
Janus Henderson Forty Portfolio — Service Shares	3,078,758	530,090
Janus Henderson Global Research Portfolio — Institutional Shares	27,772	15,534
Janus Henderson Global Research Portfolio — Service Shares	21,853	39,286
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	2,123	9,976
Janus Henderson Overseas Portfolio — Institutional Shares	2,034	8,295
Janus Henderson Overseas Portfolio — Service Shares	1,314	2,501
Janus Henderson Research Portfolio — Institutional Shares	77,674	26,031
Janus Henderson Research Portfolio — Service Shares	6,856	29,332
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II	16,311	101,443
ClearBridge Variable Dividend Strategy Portfolio — Class II	20,029	83,911
ClearBridge Variable Large Cap Value Portfolio — Class I	10,505	15,651

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	$51,938	$113,635
MFS® New Discovery Series — Service Class Shares	134,742	27,991
MFS® Total Return Series — Service Class Shares	564,723	1,209,989
MFS® Utilities Series — Service Class Shares	110,007	594,044
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	2,148	3,447
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	321,751	129,941
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	41,975	26,604
High Yield Portfolio — Administrative Class Shares	1,765,336	767,246
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	549	15,423
Long-Term U.S. Government Portfolio — Administrative Class Shares	5,174,892	2,433,381
Low Duration Portfolio — Administrative Class Shares	1,324,630	4,701,286
Total Return Portfolio — Administrative Class Shares	1,726,815	6,834,824
Rydex Variable Trust
NASDAQ — 100® Fund	8,764	30,607
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	40,050	89,454
Premier Growth Equity V.I.S. Fund — Class 1 Shares	53,988	42,855
Real Estate Securities V.I.S. Fund — Class 1 Shares	3,329,576	579,035
S&P 500® Index V.I.S. Fund — Class 1 Shares	1,109,747	1,055,497
Small-Cap Equity V.I.S. Fund — Class 1 Shares	83,674	405,873
Total Return V.I.S. Fund — Class 1 Shares	560,015	847,372
Total Return V.I.S. Fund — Class 3 Shares	3,115,535	8,662,388
U.S. Equity V.I.S. Fund — Class 1 Shares	61,069	334,815
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	12,124	63,956
Alger Small Cap Growth Portfolio — Class I-2 Shares	13,056	8,339
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	38,989	212,348
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	16,482	16,766
PSF PGIM Jennison Growth Portfolio — Class II Shares	3	8,874

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options)	1.00% — 2.80% of the daily value of the assets invested in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.25% of the daily value of the assets invested in each fund.

Annual Administrative Charge	$0 — $30 per contract year invested in each fund.
This charge is assessed through a redemption in units.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLICNY were paid in the form of bonus credits. Bonus credits are amounts that are added by GLICNY to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2022 and 2021 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2022, 2021, 2020, 2019, and 2018 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate low to high range. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for Portfolios that had activity during the period January 1, 2021 through December 31, 2022 (see note 1) and were available to contract owners as of December 31, 2022.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VP Balanced Hedged Allocation Portfolio — Class B Shares
2022	1.45% to 2.70%	151,656	14.55 to 9.57	2,039	3.08%	(20.34)% to (21.35)%
2021	1.45% to 2.70%	172,424	18.26 to 12.17	2,930	0.26%	11.72% to 10.30%
2020	1.45% to 2.70%	193,750	16.34 to 11.03	2,956	2.15%	7.67% to 6.30%
2019	1.45% to 2.70%	211,736	15.18 to 10.38	3,016	2.23%	16.49% to 7.91%
2018	1.45% to 2.45%	243,898	13.03 to 11.61	3,045	1.65%	(7.77)% to (8.72)%
AB VP Growth and Income Portfolio — Class B
2022	1.40% to 2.70%	98,030	38.52 to 12.25	2,818	1.11%	(5.75)% to (6.99)%
2021	1.40% to 2.70%	113,681	40.88 to 13.17	3,453	0.62%	26.05% to 24.39%
2020	1.40% to 2.70%	130,968	32.43 to 10.59	3,132	1.28%	1.04% to (0.29)%
2019	1.40% to 2.70%	131,887	32.10 to 10.62	3,150	1.03%	21.88% to 13.24%
2018	1.40% to 2.20%	142,872	26.33 to 16.39	2,798	0.72%	(7.17)% to (7.93)%
AB VP International Value Portfolio — Class B
2022	1.45% to 1.85%	41,456	10.40 to 9.13	382	1.06%	(15.04)% to (15.39)%
2021	1.15% to 2.95%	491,301	7.25 to 11.30	3,790	1.97%	9.58% to 7.59%
2020	1.15% to 2.95%	400,356	6.62 to 10.50	2,866	1.32%	1.03% to (0.80)%
2019	1.15% to 2.95%	575,681	6.55 to 10.59	4,081	0.77%	15.45% to 12.54%
2018	1.15% to 2.55%	641,566	5.67 to 5.00	3,964	1.12%	(23.87)% to (24.95)%
AB VP Large Cap Growth Portfolio — Class B
2022	1.45% to 2.70%	27,183	31.55 to 12.38	890	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	26,758	44.89 to 17.83	1,250	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	35,865	35.41 to 14.25	1,318	0.00%	33.19% to 31.50%
2019	1.45% to 1.85%	41,260	26.58 to 31.26	1,160	0.00%	32.42% to 31.88%
2018	1.45% to 1.85%	43,653	20.08 to 23.70	929	0.00%	0.83% to 0.42%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB VP Small Cap Growth Portfolio — Class B
2022	1.45% to 1.80%	15,489	35.99 to 36.10	520	0.00%	(40.14)% to (40.36)%
2021	1.45% to 1.80%	16,101	60.13 to 60.53	921	0.00%	7.62% to 7.24%
2020	1.15% to 2.95%	77,390	43.29 to 15.29	3,271	0.00%	51.87% to 49.11%
2019	1.45% to 1.80%	23,562	36.90 to 37.41	780	0.00%	34.04% to 33.56%
2018	1.45% to 1.80%	20,312	27.53 to 28.01	522	0.00%	(2.55)% to (2.90)%
AB VP Sustainable Global Thematic Portfolio — Class B Shares
2022	1.45% to 1.70%	2,106	30.33 to 16.29	60	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	2,320	42.25 to 22.75	91	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	3,930	34.98 to 18.88	131	0.45%	37.07% to 36.72%
2019	1.45% to 1.80%	5,737	25.52 to 24.05	139	0.16%	27.90% to 27.45%
2018	1.45% to 1.80%	6,119	19.95 to 18.87	115	0.00%	(11.30)% to (11.61)%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2022	1.45% to 2.70%	12,375	24.88 to 11.02	290	0.00%	(32.11)% to (32.97)%
2021	1.45% to 2.70%	11,602	36.64 to 16.43	407	0.00%	10.30% to 8.90%
2020	1.45% to 1.70%	12,219	33.22 to 32.76	402	0.07%	40.29% to 39.94%
2019	1.45% to 1.80%	13,615	23.68 to 22.96	319	0.00%	34.77% to 34.29%
2018	1.45% to 1.80%	15,484	17.57 to 17.10	270	0.00%	(5.03)% to (5.37)%
Invesco V.I. American Franchise Fund — Series II shares
2022	1.45% to 1.70%	10,889	27.97 to 32.36	297	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	10,692	41.31 to 47.92	432	0.00%	10.03% to 9.75%
2020	1.45% to 1.80%	10,984	37.55 to 35.14	404	0.00%	39.94% to 39.44%
2019	1.45% to 1.80%	11,287	26.83 to 25.20	297	0.00%	34.45% to 33.97%
2018	1.45% to 1.80%	11,351	19.96 to 18.81	223	0.00%	(5.29)% to (5.63)%
Invesco V.I. American Value Fund — Series II shares
2022	1.45% to 1.80%	44,687	10.05 to 9.99	448	0.49%	(4.27)% to (4.61)%
2021 (4)	1.45% to 1.80%	38,004	10.49 to 10.47	398	0.24%	4.95% to 4.70%
Invesco V.I. Capital Appreciation Fund — Series I shares
2022	1.40% to 1.40%	2,777	34.01 to 34.01	94	0.00%	(31.75)% to (31.75)%
2021	1.40% to 1.40%	3,420	49.84 to 49.84	170	0.00%	20.86% to 20.86%
2020	1.40% to 1.40%	4,978	41.24 to 41.24	205	0.00%	34.67% to 34.67%
2019	1.40% to 1.40%	5,407	30.62 to 30.62	166	0.06%	34.29% to 34.29%
2018	1.40% to 1.40%	5,883	22.80 to 22.80	134	0.33%	(7.05)% to (7.05)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Capital Appreciation Fund — Series II shares
2022	1.45% to 2.70%	23,907	35.51 to 11.52	713	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	22,265	52.19 to 17.16	1,010	0.00%	20.51% to 18.98%
2020	1.45% to 1.80%	25,883	43.30 to 40.58	1,021	0.00%	34.27% to 33.79%
2019	1.45% to 1.80%	35,524	32.25 to 30.33	1,035	0.00%	33.88% to 33.40%
2018	1.45% to 1.80%	41,569	24.09 to 22.73	901	0.00%	(7.33)% to (7.66)%
Invesco V.I. Comstock Fund — Series II shares
2022	1.45% to 1.85%	38,605	33.55 to 26.17	1,164	1.17%	(0.61)% to (1.02)%
2021	1.45% to 2.25%	52,083	33.76 to 21.13	1,577	1.57%	31.12% to 30.05%
2020	1.45% to 2.25%	61,105	25.74 to 16.24	1,401	2.16%	(2.52)% to (3.31)%
2019	1.45% to 2.25%	66,792	26.41 to 16.80	1,565	1.63%	23.13% to 22.13%
2018	1.45% to 2.35%	69,123	21.45 to 13.59	1,371	1.41%	(13.64)% to (14.44)%
Invesco V.I. Conservative Balanced Fund — Series I shares
2022	1.40% to 1.40%	5,548	18.70 to 18.70	104	1.39%	(18.02)% to (18.02)%
2021	1.40% to 1.40%	5,916	22.81 to 22.81	135	1.57%	9.09% to 9.09%
2020	1.40% to 1.40%	6,651	20.91 to 20.91	139	2.10%	13.25% to 13.25%
2019	1.40% to 1.40%	6,944	18.47 to 18.47	128	2.24%	15.87% to 15.87%
2018	1.40% to 1.40%	6,941	15.94 to 15.94	111	1.99%	(6.65)% to (6.65)%
Invesco V.I. Conservative Balanced Fund — Series II shares
2022	1.45% to 2.95%	178,206	14.17 to 9.87	1,898	1.11%	(18.22)% to (19.46)%
2021	1.45% to 2.95%	197,102	17.33 to 12.26	2,606	1.26%	8.70% to 7.05%
2020	1.45% to 2.95%	213,444	15.94 to 11.45	2,621	1.78%	12.93% to 11.21%
2019	1.45% to 2.85%	252,367	14.11 to 10.30	2,795	1.83%	15.52% to 6.36%
2018	1.45% to 2.55%	282,143	12.22 to 8.40	2,735	1.76%	(6.91)% to (7.95)%
Invesco V.I. Core Equity Fund — Series I shares
2022	1.15% to 2.95%	583,672	20.21 to 11.28	10,924	0.86%	(21.46)% to (22.89)%
2021	1.15% to 2.95%	685,931	25.73 to 14.62	16,469	0.79%	26.27% to 23.97%
2020	1.45% to 1.70%	18,569	23.27 to 18.95	408	0.20%	12.20% to 11.92%
2019	1.15% to 2.95%	866,873	18.11 to 10.68	15,091	0.93%	27.48% to 14.44%
2018	1.15% to 2.55%	1,020,070	14.20 to 12.40	14,218	1.00%	(10.44)% to (11.72)%
Invesco V.I. Core Plus Bond Fund — Series I shares
2022 (5)	1.40% to 1.40%	35,770	9.43 to 9.43	337	0.97%	(5.69)% to (5.69)%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2022	1.40% to 1.40%	4,560	32.58 to 32.58	149	0.00%	(31.95)% to (31.95)%
2021	1.40% to 1.40%	4,605	47.88 to 47.88	220	0.00%	17.43% to 17.43%
2020	1.40% to 1.40%	4,643	40.77 to 40.77	189	0.04%	38.72% to 38.72%
2019	1.40% to 1.40%	5,080	29.39 to 29.39	149	0.00%	37.42% to 37.42%
2018	1.40% to 1.40%	5,283	21.39 to 21.39	113	0.00%	(7.40)% to (7.40)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2022	1.45% to 2.30%	3,375	39.52 to 20.89	120	0.00%	(32.13)% to (32.71)%
2021	1.45% to 2.30%	3,858	58.23 to 31.05	194	0.00%	17.07% to 16.06%
2020	1.45% to 2.30%	3,863	49.74 to 26.75	166	0.00%	38.21% to 37.02%
2019	1.45% to 2.30%	4,428	35.99 to 19.52	134	0.00%	36.99% to 35.81%
2018	1.45% to 2.30%	4,641	26.27 to 14.38	102	0.00%	(7.67)% to (8.47)%
Invesco V.I. EQV International Equity Fund — Series II shares
2022	1.15% to 1.85%	41,078	11.79 to 17.61	600	1.46%	(19.44)% to (20.01)%
2021	1.15% to 2.25%	43,789	14.64 to 14.42	792	1.03%	4.39% to 3.23%
2020	1.15% to 2.25%	49,433	14.02 to 13.97	858	1.01%	12.43% to 11.18%
2019	1.15% to 2.95%	394,250	12.47 to 10.54	5,202	1.20%	26.76% to 11.56%
2018	1.15% to 2.55%	515,561	9.84 to 9.01	5,694	1.78%	(16.19)% to (17.38)%
Invesco V.I. Equity and Income Fund — Series II shares
2022	1.45% to 2.95%	37,230	20.09 to 11.40	666	1.39%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	42,867	22.08 to 12.73	848	1.64%	16.64% to 14.86%
2020	1.45% to 2.95%	65,843	18.93 to 11.08	1,119	2.18%	8.06% to 6.42%
2019	1.45% to 2.95%	73,152	17.52 to 10.41	1,169	2.21%	18.27% to 8.72%
2018	1.45% to 2.55%	87,611	14.86 to 13.04	1,219	1.85%	(11.04)% to (12.04)%
Invesco V.I. Global Fund — Series II shares
2022	1.45% to 2.05%	139,255	28.67 to 17.82	2,988	0.00%	(32.92)% to (33.33)%
2021	1.45% to 2.05%	147,247	42.74 to 26.73	4,887	0.00%	13.50% to 12.81%
2020	1.15% to 2.95%	658,069	23.53 to 13.12	15,805	0.57%	25.87% to 23.58%
2019	1.15% to 2.95%	325,565	18.70 to 10.62	6,856	0.64%	29.94% to 13.11%
2018	1.15% to 2.55%	373,496	14.39 to 12.47	6,071	0.83%	(14.39)% to (15.62)%
Invesco V.I. Global Real Estate Fund — Series II shares
2022	1.45% to 1.45%	278	15.17 to 15.17	4	2.57%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	281	20.56 to 20.56	6	0.62%	23.62% to 23.62%
2020	1.45% to 2.70%	15,440	16.63 to 8.72	172	4.76%	(13.83)% to (14.93)%
2019	1.45% to 2.70%	14,296	19.30 to 10.25	194	3.43%	20.87% to 5.20%
2018	1.45% to 2.20%	15,381	15.97 to 11.49	174	3.65%	(7.70%) to (8.41%)
Invesco V.I. Global Strategic Income Fund — Series I shares
2022	1.40% to 1.40%	486	9.39 to 9.39	5	0.00%	(12.70)% to (12.70)%
2021	1.40% to 1.40%	888	10.75 to 10.75	10	4.80%	(4.76)% to (4.76)%
2020	1.40% to 1.40%	835	11.29 to 11.29	9	5.70%	1.95% to 1.95%
2019	1.40% to 1.40%	833	11.08 to 11.08	9	4.18%	9.25% to 9.25%
2018	1.40% to 1.40%	1,138	10.14 to 10.14	12	5.02%	(5.74)% to (5.74)%
Invesco V.I. Main Street Fund® — Series II shares
2022	1.15% to 2.95%	560,942	23.34 to 11.15	12,269	0.97%	(21.23)% to (22.66)%
2021	1.15% to 2.95%	757,232	29.63 to 14.42	21,068	0.78%	25.77% to 23.48%
2020	1.45% to 1.80%	85,811	27.88 to 27.80	2,330	0.34%	12.05% to 11.65%
2019	1.15% to 2.95%	897,072	20.96 to 10.58	18,356	0.81%	30.22% to 12.36%
2018	1.15% to 2.55%	1,066,745	16.10 to 13.84	17,146	0.83%	(9.16)% to (10.45)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2022	1.45% to 1.85%	32,176	49.32 to 28.46	1,269	0.22%	(17.26)% to (17.59)%
2021	1.45% to 2.25%	39,621	59.61 to 27.37	1,954	0.12%	20.49% to 19.51%
2020	1.15% to 2.95%	148,053	26.53 to 12.52	4,446	0.37%	18.26% to 16.11%
2019	1.15% to 2.95%	167,648	22.43 to 10.78	4,284	0.00%	24.68% to 16.86%
2018	1.15% to 2.55%	191,894	17.99 to 14.37	3,997	0.06%	(11.57)% to (12.83)%
Allspring Variable Trust
Allspring VT Omega Growth Fund — Class 2
2022	1.45% to 1.65%	11,400	34.05 to 33.20	382	0.00%	(38.11)% to (38.24)%
2021	1.45% to 1.65%	11,024	55.02 to 53.75	598	0.00%	13.30% to 13.07%
2020	1.45% to 1.65%	11,305	48.56 to 47.54	542	0.00%	41.11% to 40.82%
2019	1.45% to 1.65%	12,090	34.41 to 33.76	411	0.00%	35.06% to 34.78%
2018	1.45% to 1.70%	12,848	25.48 to 24.94	324	0.00%	(1.19)% to (1.44)%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2022	1.15% to 2.95%	251,713	12.49 to 9.31	2,934	5.01%	(14.08)% to (15.64)%
2021	1.15% to 2.95%	228,671	14.53 to 11.04	3,114	3.12%	5.05% to 3.13%
2020	1.15% to 2.95%	226,751	13.84 to 10.70	2,964	1.19%	8.29% to 6.32%
2019	1.15% to 2.95%	457,255	12.78 to 10.06	5,558	2.27%	7.65% to 1.34%
2018	1.15% to 2.55%	493,363	11.87 to 10.51	5,636	2.82%	(3.94)% to (5.31)%
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund — Class I
2022	1.45% to 2.70%	11,816	37.68 to 11.81	283	1.86%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,944	43.81 to 13.90	219	0.98%	21.86% to 20.31%
2020	1.45% to 2.70%	30,868	35.95 to 11.56	686	1.93%	10.19% to 8.79%
2019	1.45% to 2.70%	16,600	32.63 to 10.62	380	2.06%	22.15% to 13.25%
2018	1.45% to 2.20%	17,821	26.71 to 16.15	337	1.91%	(8.23)% to (8.93)%
VP International Fund — Class I
2022	1.45% to 2.70%	9,741	25.10 to 10.23	149	1.46%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	10,394	33.85 to 13.97	209	0.23%	7.17% to 5.81%
2020	1.45% to 2.70%	29,693	31.59 to 13.20	530	0.47%	24.05% to 22.48%
2019	1.45% to 2.70%	26,575	25.46 to 10.78	409	0.86%	26.56% to 16.71%
2018	1.45% to 2.20%	30,658	20.12 to 10.61	375	1.23%	(16.46)% to (17.10)%
VP Ultra® Fund — Class I
2022	1.45% to 1.60%	8,133	46.84 to 45.42	370	0.00%	(33.36)% to (33.46)%
2021	1.45% to 2.70%	9,890	70.29 to 19.00	633	0.00%	21.37% to 19.84%
2020	1.45% to 2.70%	13,974	57.91 to 15.85	706	0.00%	47.68% to 45.81%
2019	1.45% to 1.60%	10,230	39.21 to 38.19	391	0.00%	32.63% to 32.43%
2018	1.45% to 1.60%	11,482	29.57 to 28.84	331	0.26%	(0.71)% to (0.86)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VP Value Fund — Class I
2022	1.45% to 2.70%	14,308	40.79 to 12.62	448	2.08%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	10,543	41.17 to 12.90	361	1.56%	22.71% to 21.15%
2020	1.45% to 1.60%	7,565	33.55 to 32.63	250	2.32%	(0.49)% to (0.64)%
2019	1.45% to 1.60%	8,450	33.72 to 32.84	281	2.11%	25.19% to 25.00%
2018	1.45% to 1.60%	9,719	26.93 to 26.27	258	1.64%	(10.48)% to (10.61)%
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2022	1.45% to 1.60%	434	37.81 to 36.66	16	0.73%	(15.32)% to (15.45)%
2021	1.45% to 1.60%	463	44.65 to 43.35	20	0.53%	24.06% to 23.87%
2020	1.45% to 1.60%	2,300	35.99 to 35.00	81	0.82%	6.54% to 6.38%
2019	1.45% to 1.60%	2,272	33.78 to 32.90	75	0.66%	18.44% to 18.26%
2018	1.45% to 1.60%	2,446	28.52 to 27.82	68	0.64%	(16.72)% to (16.85)%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2022	1.45% to 1.60%	2,913	24.57 to 27.92	73	0.60%	(23.99)% to (24.10)%
2021	1.45% to 1.60%	4,820	32.33 to 36.79	158	0.85%	25.16% to 24.97%
2020	1.45% to 1.60%	6,110	25.83 to 29.44	160	1.09%	22.34% to 22.16%
2019	1.45% to 1.60%	6,322	21.11 to 24.10	135	1.45%	32.41% to 32.21%
2018	1.45% to 1.60%	6,430	15.94 to 18.23	104	1.73%	(5.80)% to (5.94)%
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2022	1.45% to 1.80%	44,669	9.14 to 8.51	404	1.22%	(0.20)% to (0.55)%
2021	1.45% to 1.80%	50,952	9.16 to 8.55	462	0.01%	(1.44)% to (1.79)%
2020	1.45% to 1.60%	31,790	9.30 to 9.04	292	0.18%	(1.24)% to (1.39)%
2019	1.45% to 1.60%	33,057	9.41 to 9.17	307	1.65%	0.19% to 0.04%
2018	1.45% to 1.60%	43,873	9.40 to 9.17	407	1.20%	(0.19)% to (0.34)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2022	1.45% to 1.70%	7,158	30.31 to 21.53	201	1.67%	(17.88)% to (18.09)%
2021	1.45% to 1.70%	7,460	36.91 to 26.29	256	1.08%	11.71% to 11.42%
2020	1.45% to 1.70%	8,769	33.04 to 23.59	272	1.51%	17.92% to 17.62%
2019	1.45% to 1.70%	9,022	28.02 to 20.06	238	2.24%	26.79% to 26.46%
2018	1.45% to 1.70%	9,529	22.10 to 15.86	197	1.49%	(8.02)% to (8.25)%
BlackRock Basic Value V.I. Fund — Class III Shares
2022	1.15% to 2.95%	143,543	20.20 to 11.48	2,722	0.94%	(6.21)% to (7.92)%
2021	1.15% to 2.95%	232,276	21.54 to 12.46	4,689	1.78%	19.94% to 17.76%
2020	1.15% to 2.30%	30,920	17.96 to 17.63	578	0.81%	1.94% to 0.76%
2019	1.15% to 2.95%	237,127	17.62 to 10.58	4,084	2.06%	22.11% to 12.23%
2018	1.15% to 2.55%	266,085	14.43 to 12.06	3,817	1.43%	(9.18)% to (10.47)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Global Allocation V.I. Fund — Class III Shares
2022	1.35% to 2.95%	2,066,719	14.58 to 10.32	30,036	0.00%	(17.21)% to (18.55)%
2021	1.35% to 2.95%	2,347,826	17.62 to 12.67	41,292	0.81%	4.98% to 3.28%
2020	1.35% to 2.95%	2,577,394	16.78 to 12.27	43,776	1.22%	19.08% to 17.15%
2019	1.35% to 2.95%	2,993,544	14.09 to 10.47	43,239	1.21%	16.17% to 10.03%
2018	1.35% to 2.55%	3,538,228	12.13 to 11.70	44,703	0.82%	(8.83)% to (9.95)%
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2022	1.45% to 1.60%	3,363	33.19 to 32.26	109	0.00%	(39.15)% to (39.24)%
2021	1.45% to 1.60%	3,248	54.54 to 53.09	173	0.00%	16.07% to 15.90%
2020	1.45% to 1.60%	3,290	46.98 to 45.81	151	0.00%	41.35% to 41.14%
2019	1.45% to 1.60%	3,423	33.24 to 32.46	111	0.00%	30.41% to 30.21%
2018	1.45% to 1.70%	3,705	25.49 to 24.56	92	0.00%	1.27% to 1.01%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2022	1.15% to 2.95%	417,193	18.82 to 10.83	7,408	0.00%	(28.83)% to (30.13)%
2021	1.15% to 2.95%	77,131	26.45 to 15.50	1,959	0.00%	17.21% to 15.08%
2020	1.15% to 2.95%	752,693	22.56 to 13.47	16,279	0.00%	30.41% to 28.04%
2019	1.15% to 2.95%	278,713	17.30 to 10.52	4,693	0.00%	30.24% to 10.97%
2018	1.15% to 2.55%	340,925	13.28 to 12.79	4,471	0.00%	(3.53)% to (4.90)%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2022	1.15% to 2.95%	258,961	12.21 to 9.99	3,051	0.69%	(15.88)% to (17.41)%
2021	1.15% to 2.95%	230,942	14.52 to 12.10	3,254	0.61%	8.48% to 6.51%
2020	1.45% to 1.85%	78,926	13.20 to 12.95	1,037	1.44%	7.25% to 6.81%
2019	1.45% to 1.85%	99,274	12.31 to 12.12	1,217	1.81%	23.33% to 22.83%
2018	1.45% to 1.85%	113,019	9.98 to 9.87	1,125	2.58%	(18.03)% to (18.36)%
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares
2022	1.45% to 2.70%	5,679	29.28 to 11.55	148	0.00%	(31.91)% to (32.77)%
2021	1.45% to 2.70%	3,368	43.00 to 17.18	127	0.00%	20.68% to 19.15%
2020	1.45% to 2.70%	15,069	35.63 to 14.42	470	0.04%	36.69% to 34.96%
2019	1.60% to 1.60%	4,016	25.73 to 25.73	103	0.16%	34.60% to 34.60%
2018	1.45% to 1.60%	5,238	19.34 to 19.11	100	0.50%	(3.30)% to (3.45)%
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares
2022	1.45% to 1.80%	9,976	14.69 to 14.09	145	1.55%	(16.89)% to (17.19)%
2021	1.45% to 2.70%	15,904	17.67 to 11.50	271	1.85%	24.44% to 22.86%
2020	1.45% to 2.70%	23,336	14.20 to 9.36	315	0.86%	(13.68)% to (14.78)%
2019	1.45% to 1.80%	10,626	16.45 to 15.95	174	1.57%	30.56% to 30.10%
2018	1.45% to 1.80%	10,813	12.60 to 12.26	135	2.17%	(12.01)% to (12.32)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
DWS Small Mid Cap Value VIP — Class B Shares
2022	1.45% to 1.60%	1,927	38.83 to 37.65	73	0.47%	(17.35)% to (17.48)%
2021	1.45% to 1.60%	1,933	46.98 to 45.62	89	0.86%	28.16% to 27.96%
2020	1.45% to 1.80%	2,041	36.66 to 34.35	73	1.12%	(2.54)% to (2.89)%
2019	1.45% to 1.80%	2,224	37.62 to 35.37	82	0.37%	19.24% to 18.81%
2018	1.45% to 1.80%	2,390	31.55 to 29.77	74	1.03%	(17.55)% to (17.84)%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2022	1.15% to 2.95%	248,904	13.63 to 9.46	3,178	4.85%	(3.85)% to (5.60)%
2021	1.15% to 2.95%	177,595	14.18 to 10.02	2,409	2.91%	2.43% to 0.57%
2020	1.15% to 2.95%	245,778	13.84 to 9.97	3,237	3.35%	0.82% to (1.01)%
2019	1.15% to 2.95%	433,809	13.73 to 10.07	5,673	4.29%	5.85% to 1.42%
2018	1.15% to 2.55%	548,678	12.97 to 10.81	6,861	3.78%	(1.23)% to (2.63)%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2022	1.40% to 1.40%	10	23.34 to 23.34	—	6.35%	(13.01)% to (13.01)%
2021	1.40% to 1.40%	13	26.83 to 26.83	—	4.87%	3.38% to 3.38%
2020	1.40% to 1.40%	13	25.95 to 25.95	—	5.95%	4.10% to 4.10%
2019	1.40% to 1.40%	14	24.93 to 24.93	—	6.50%	12.94% to 12.94%
2018	1.40% to 1.40%	18	22.07 to 22.07	—	7.59%	(4.65)% to (4.65)%
Federated Hermes High Income Bond Fund II — Service Shares
2022	1.45% to 2.10%	28,941	24.03 to 17.12	644	5.43%	(13.19)% to (13.77)%
2021	1.45% to 2.10%	31,165	27.68 to 19.85	800	4.73%	2.93% to 2.25%
2020	1.45% to 2.10%	33,872	26.89 to 19.42	846	5.87%	3.93% to 3.24%
2019	1.45% to 2.10%	38,266	25.87 to 18.81	927	6.02%	12.47% to 11.73%
2018	1.45% to 2.10%	47,911	23.00 to 16.83	1,045	8.02%	(4.84)% to (5.47)%
Federated Hermes Kaufmann Fund II — Service Shares
2022	1.15% to 2.95%	140,530	20.14 to 8.64	2,862	0.00%	(31.06)% to (32.31)%
2021	1.15% to 2.95%	55,153	29.22 to 12.76	1,914	0.00%	1.09% to (0.75)%
2020	1.15% to 2.95%	106,771	28.90 to 12.86	3,455	0.00%	27.00% to 24.69%
2019	1.45% to 1.80%	23,616	49.09 to 46.27	972	0.00%	31.58% to 31.12%
2018	1.45% to 1.80%	34,550	37.31 to 35.29	1,014	0.00%	2.06% to 1.70%
Federated Hermes Managed Volatility Fund II — Primary Shares
2022	1.40% to 1.40%	1,710	18.46 to 18.46	32	1.88%	(14.96)% to (14.96)%
2021	1.40% to 1.40%	2,273	21.71 to 21.71	49	1.83%	16.86% to 16.86%
2020	1.40% to 1.40%	2,475	18.58 to 18.58	46	2.63%	(0.48)% to (0.48)%
2019	1.40% to 1.40%	3,051	18.67 to 18.67	57	2.05%	18.55% to 18.55%
2018	1.40% to 1.40%	3,062	15.75 to 15.75	48	1.98%	(9.78)% to (9.78)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Fund
VIP Asset ManagerSM Portfolio — Initial Class
2022	1.40% to 1.40%	4,610	22.22 to 22.22	102	2.03%	(16.12)% to (16.12)%
2021	1.40% to 1.40%	4,786	26.49 to 26.49	127	1.64%	8.38% to 8.38%
2020	1.40% to 1.40%	4,816	24.44 to 24.44	118	1.49%	13.26% to 13.26%
2019	1.40% to 1.40%	4,854	21.58 to 21.58	105	1.65%	16.60% to 16.60%
2018	1.40% to 1.40%	5,454	18.50 to 18.50	101	1.70%	(6.68)% to (6.68)%
VIP Asset ManagerSM Portfolio — Service Class 2
2022	1.45% to 1.85%	2,091	19.62 to 17.61	40	1.85%	(16.38)% to (16.72)%
2021	1.45% to 1.85%	2,197	23.46 to 21.15	50	1.38%	8.09% to 7.65%
2020	1.45% to 1.85%	2,302	21.70 to 19.64	48	1.28%	12.88% to 12.42%
2019	1.45% to 1.85%	2,487	19.23 to 17.47	46	1.57%	16.30% to 15.83%
2018	1.45% to 1.85%	2,627	16.53 to 15.09	42	1.45%	(6.99)% to (7.37)%
VIP Balanced Portfolio — Service Class 2
2022	1.45% to 2.95%	257,430	24.32 to 11.44	4,943	1.03%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	281,229	30.16 to 14.41	6,803	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	312,324	25.94 to 12.58	6,800	1.26%	20.36% to 18.53%
2019	1.45% to 2.95%	366,408	21.55 to 10.61	6,849	1.54%	22.32% to 13.09%
2018	1.45% to 2.55%	408,703	17.62 to 14.00	6,473	1.22%	(5.83)% to (6.89)%
VIP Contrafund® Portfolio — Initial Class
2022	1.40% to 1.40%	11,875	49.63 to 49.63	589	0.48%	(27.34)% to (27.34)%
2021	1.40% to 1.40%	14,087	68.31 to 68.31	962	0.06%	26.05% to 26.05%
2020	1.40% to 1.40%	15,378	54.19 to 54.19	833	0.25%	28.74% to 28.74%
2019	1.40% to 1.40%	17,982	42.10 to 42.10	757	0.45%	29.74% to 29.74%
2018	1.40% to 1.40%	20,569	32.45 to 32.45	667	0.69%	(7.69)% to (7.69)%
VIP Contrafund® Portfolio — Service Class 2
2022	1.15% to 2.95%	331,379	24.30 to 11.83	9,704	0.27%	(27.33)% to (28.65)%
2021	1.15% to 2.95%	296,730	33.43 to 16.58	13,107	0.03%	26.05% to 23.75%
2020	1.15% to 2.25%	317,824	26.53 to 26.81	11,462	0.09%	28.73% to 27.31%
2019	1.15% to 2.95%	557,036	20.61 to 10.60	14,283	0.21%	29.77% to 12.83%
2018	1.15% to 2.55%	650,844	15.88 to 15.19	13,120	0.41%	(7.72)% to (9.03)%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2022	1.60% to 1.65%	650	45.58 to 27.73	27	0.10%	(22.31)% to (22.35)%
2021	1.60% to 1.70%	833	58.67 to 52.17	45	0.11%	22.28% to 22.16%
2020	1.45% to 1.70%	1,294	49.29 to 42.70	58	0.05%	31.41% to 31.08%
2019	1.45% to 1.70%	1,455	37.51 to 32.58	50	0.38%	27.94% to 27.62%
2018	1.45% to 1.70%	1,547	29.32 to 25.53	41	0.34%	(6.55)% to (6.79)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Equity-Income PortfolioSM — Initial Class
2022	1.40% to 1.40%	7,597	33.08 to 33.08	251	1.84%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,024	35.30 to 35.30	283	1.90%	23.15% to 23.15%
2020	1.40% to 1.40%	8,357	28.67 to 28.67	240	1.78%	5.20% to 5.20%
2019	1.40% to 1.40%	8,761	27.25 to 27.25	239	1.99%	25.66% to 25.66%
2018	1.40% to 1.40%	10,394	21.69 to 21.69	225	2.21%	(9.58)% to (9.58)%
VIP Equity-Income PortfolioSM — Service Class 2
2022	1.15% to 2.95%	230,402	20.97 to 12.31	4,966	1.83%	(6.33)% to (8.03)%
2021	1.15% to 2.95%	209,091	22.39 to 13.38	4,970	0.90%	23.17% to 20.93%
2020	1.15% to 2.95%	1,065,482	18.18 to 11.06	18,844	2.07%	5.21% to 3.30%
2019	1.15% to 2.95%	360,184	17.28 to 10.71	6,499	1.77%	25.65% to 15.21%
2018	1.15% to 2.55%	417,220	13.75 to 11.43	6,058	1.97%	(9.60)% to (10.88)%
VIP Growth & Income Portfolio — Initial Class
2022	1.40% to 1.40%	7,663	34.06 to 34.06	261	1.67%	(6.28)% to (6.28)%
2021	1.40% to 1.40%	8,451	36.34 to 36.34	307	2.19%	24.19% to 24.19%
2020	1.40% to 1.40%	9,024	29.26 to 29.26	264	2.06%	6.34% to 6.34%
2019	1.40% to 1.40%	9,118	27.52 to 27.52	251	3.57%	28.23% to 28.23%
2018	1.40% to 1.40%	9,918	21.46 to 21.46	213	0.35%	(10.26)% to (10.26)%
VIP Growth & Income Portfolio — Service Class 2
2022	1.45% to 1.80%	21,121	30.31 to 29.53	565	1.36%	(6.55)% to (6.88)%
2021	1.45% to 1.80%	25,831	32.43 to 31.71	744	2.17%	23.82% to 23.38%
2020	1.45% to 1.80%	29,228	26.19 to 25.70	678	1.95%	6.03% to 5.66%
2019	1.45% to 1.80%	33,896	24.70 to 24.33	751	3.41%	27.80% to 27.35%
2018	1.45% to 1.80%	40,681	19.33 to 19.10	714	0.20%	(10.52)% to (10.84)%
VIP Growth Opportunities Portfolio — Initial Class
2022	1.40% to 1.40%	2,332	36.08 to 36.08	84	0.00%	(39.01)% to (39.01)%
2021	1.40% to 1.40%	2,391	59.17 to 59.17	141	0.00%	10.38% to 10.38%
2020	1.40% to 1.40%	2,832	53.61 to 53.61	152	0.01%	66.30% to 66.30%
2019	1.40% to 1.40%	3,268	32.23 to 32.23	105	0.16%	38.87% to 38.87%
2018	1.40% to 1.40%	3,293	23.21 to 23.21	76	0.12%	10.88% to 10.88%
VIP Growth Opportunities Portfolio — Service Class 2
2022	1.45% to 1.70%	6,149	36.89 to 35.88	224	0.00%	(39.21)% to (39.37)%
2021	1.45% to 1.70%	5,363	60.69 to 59.18	322	0.00%	10.05% to 9.77%
2020	1.15% to 2.95%	221,092	56.65 to 17.74	11,235	0.00%	66.29% to 63.27%
2019	1.45% to 2.35%	13,078	33.26 to 30.93	434	0.00%	38.46% to 37.20%
2018	1.45% to 1.70%	9,613	24.02 to 23.60	230	0.09%	10.58% to 10.29%
VIP Growth Portfolio — Initial Class
2022	1.40% to 1.40%	10,619	42.51 to 42.51	452	0.61%	(25.51)% to (25.51)%
2021	1.40% to 1.40%	11,105	57.07 to 57.07	634	0.00%	21.49% to 21.49%
2020	1.40% to 1.40%	12,369	46.97 to 46.97	581	0.08%	41.88% to 41.88%
2019	1.40% to 1.40%	12,648	33.11 to 33.11	419	0.26%	32.44% to 32.44%
2018	1.40% to 1.40%	12,794	25.00 to 25.00	320	0.23%	(1.57)% to (1.57)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Portfolio — Service Class 2
2022	1.45% to 1.85%	20,879	32.89 to 37.79	723	0.35%	(25.74)% to (26.04)%
2021	1.45% to 1.85%	22,132	44.28 to 51.10	1,031	0.00%	21.12% to 20.63%
2020	1.45% to 1.85%	22,996	36.56 to 42.36	885	0.05%	41.47% to 40.90%
2019	1.45% to 1.85%	24,252	25.84 to 30.06	660	0.05%	32.03% to 31.50%
2018	1.45% to 1.85%	25,326	19.57 to 22.86	522	0.04%	(1.88)% to (2.28)%
VIP Investment Grade Bond Portfolio — Service Class 2
2022	1.15% to 2.95%	458,977	13.05 to 8.69	5,453	1.70%	(14.21)% to (15.77)%
2021	1.15% to 2.95%	700,775	15.21 to 10.32	9,767	1.79%	(2.04)% to (3.82)%
2020	1.15% to 2.95%	737,089	15.53 to 10.73	10,578	2.07%	7.90% to 5.94%
2019	1.15% to 2.95%	810,723	14.39 to 10.13	10,863	2.45%	8.15% to 2.60%
2018	1.15% to 2.55%	895,280	13.31 to 11.32	11,231	1.92%	(1.93)% to (3.33)%
VIP Mid Cap Portfolio — Service Class 2
2022	1.40% to 1.85%	78,620	56.81 to 29.23	3,230	0.26%	(16.15)% to (16.54)%
2021	1.40% to 2.25%	86,870	67.76 to 27.14	4,233	0.34%	23.56% to 22.49%
2020	1.40% to 2.70%	114,302	54.84 to 11.87	4,386	0.36%	16.22% to 14.69%
2019	1.15% to 2.95%	455,111	18.94 to 10.34	10,580	0.65%	21.76% to 7.14%
2018	1.15% to 2.55%	521,189	15.55 to 14.33	10,298	0.40%	(15.76)% to (16.96)%
VIP Overseas Portfolio — Initial Class
2022	1.40% to 1.40%	5,555	18.68 to 18.68	104	1.08%	(25.54)% to (25.54)%
2021	1.40% to 1.40%	5,564	25.09 to 25.09	140	0.53%	18.03% to 18.03%
2020	1.40% to 1.40%	5,577	21.26 to 21.26	119	0.44%	13.99% to 13.99%
2019	1.40% to 1.40%	5,588	18.65 to 18.65	104	1.65%	25.98% to 25.98%
2018	1.40% to 1.40%	6,507	14.80 to 14.80	96	1.30%	(16.01)% to (16.01)%
VIP Value Strategies Portfolio — Service Class 2
2022	1.45% to 1.70%	1,920	31.31 to 21.43	54	0.84%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	2,168	34.29 to 23.53	67	1.27%	31.41% to 31.08%
2020	1.45% to 1.70%	1,929	26.09 to 17.95	44	1.05%	6.45% to 6.18%
2019	1.45% to 1.70%	1,961	24.51 to 16.91	42	1.34%	32.15% to 31.82%
2018	1.45% to 1.70%	2,303	18.55 to 12.82	38	0.71%	(18.70)% to (18.91)%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2022	1.45% to 2.95%	454,526	14.31 to 9.99	6,060	1.68%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	552,268	17.29 to 12.25	8,958	1.75%	10.06% to 8.39%
2020	1.45% to 2.95%	603,768	15.71 to 11.30	8,989	1.49%	10.12% to 8.45%
2019	1.45% to 2.95%	668,734	14.26 to 10.42	9,110	3.49%	18.12% to 8.92%
2018	1.45% to 2.55%	778,517	12.07 to 10.63	9,035	3.03%	(10.97)% to (11.97)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Franklin Income VIP Fund — Class 2 Shares
2022	1.15% to 2.95%	1,501,331	17.58 to 10.45	23,914	4.86%	(6.56)% to (8.26)%
2021	1.15% to 2.95%	1,838,116	18.82 to 11.39	31,788	4.68%	15.41% to 13.31%
2020	1.15% to 2.95%	2,118,364	16.30 to 10.05	32,949	5.89%	(0.47)% to (2.28)%
2019	1.15% to 2.95%	2,356,154	16.38 to 10.28	37,597	5.36%	14.72% to 5.93%
2018	1.15% to 2.55%	2,726,655	14.28 to 11.91	38,894	4.83%	(5.41)% to (6.76)%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2022	1.45% to 2.70%	11,724	33.94 to 10.08	331	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	8,909	54.27 to 16.32	426	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	14,196	47.77 to 14.55	571	0.00%	42.54% to 40.73%
2019	1.45% to 1.60%	8,797	33.52 to 32.65	289	0.00%	32.63% to 32.43%
2018	1.45% to 1.60%	10,796	25.27 to 24.65	269	0.00%	(2.90)% to (3.05)%
Franklin Mutual Shares VIP Fund — Class 2 Shares
2022	1.15% to 2.95%	211,868	15.56 to 10.11	3,464	0.66%	(8.49)% to (10.16)%
2021	1.15% to 2.95%	1,129,185	17.00 to 11.25	18,792	4.78%	17.80% to 15.65%
2020	1.45% to 1.70%	68,500	24.90 to 14.00	1,387	2.88%	(6.42)% to (6.66)%
2019	1.45% to 1.70%	73,587	26.61 to 15.00	1,638	1.84%	20.80% to 20.49%
2018	1.45% to 1.70%	90,452	22.03 to 12.45	1,670	2.26%	(10.39)% to (10.62)%
Templeton Foreign VIP Fund — Class 2 Shares
2022	1.45% to 1.60%	10,033	18.73 to 18.16	184	3.16%	(8.94)% to (9.08)%
2021	1.45% to 2.70%	17,670	20.57 to 10.26	291	1.46%	2.65% to 1.35%
2020	1.45% to 1.60%	10,272	20.04 to 19.49	202	4.05%	(2.59)% to (2.74)%
2019	1.45% to 2.70%	41,759	20.57 to 10.53	583	1.72%	10.90% to 11.16%
2018	1.45% to 2.20%	44,317	18.55 to 9.65	569	2.61%	(16.68)% to (17.31)%
Templeton Global Bond VIP Fund — Class 1 Shares
2022	1.40% to 1.40%	2,213	15.16 to 15.16	34	0.00%	(6.18)% to (6.18)%
2021	1.40% to 1.40%	2,612	16.16 to 16.16	42	0.00%	(5.96)% to (5.96)%
2020	1.40% to 1.40%	2,581	17.18 to 17.18	44	8.41%	(6.40)% to (6.40)%
2019	1.40% to 1.40%	2,810	18.36 to 18.36	52	6.99%	0.83% to 0.83%
2018	1.40% to 1.40%	2,902	18.20 to 18.20	53	0.00%	0.78% to 0.78%
Templeton Growth VIP Fund — Class 2 Shares
2022	1.45% to 1.70%	35,504	12.18 to 10.72	406	0.16%	(12.78)% to (13.01)%
2021	1.45% to 2.70%	55,869	13.96 to 11.17	722	0.88%	3.35% to 2.04%
2020	1.45% to 1.70%	41,560	13.51 to 11.95	529	3.03%	4.27% to 4.00%
2019	1.45% to 2.70%	61,500	12.96 to 10.63	746	2.87%	13.48% to 13.42%
2018	1.45% to 2.20%	72,156	11.42 to 10.37	768	2.03%	(16.09)% to (16.73)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2022	1.40% to 2.70%	891,955	9.13 to 9.31	8,031	1.48%	(0.04)% to (1.36)%
2021	1.40% to 2.70%	619,430	9.13 to 9.44	5,600	0.01%	(1.39)% to (2.69)%
2020	1.40% to 2.95%	777,279	9.26 to 9.67	7,111	0.25%	(1.14)% to (2.69)%
2019	1.40% to 2.45%	639,501	9.37 to 8.65	5,927	1.85%	0.43% to (0.64)%
2018	1.40% to 2.45%	817,885	9.33 to 8.71	7,551	1.45%	0.06% to (1.02)%
Goldman Sachs Large Cap Value Fund — Institutional Shares
2022	1.40% to 1.40%	6,166	24.60 to 24.60	152	1.37%	(7.68%) to (7.68)%
2021	1.40% to 1.40%	6,166	26.64 to 26.64	164	0.98%	22.40% to 22.40%
2020	1.40% to 1.40%	6,166	21.77 to 21.77	134	1.42%	2.52% to 2.52%
2019	1.40% to 1.40%	6,167	21.23 to 21.23	131	1.55%	24.17% to 24.17%
2018	1.40% to 1.40%	6,166	17.10 to 17.10	105	1.32%	(9.74)% to (9.74)%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2022	1.40% to 1.85%	5,931	62.82 to 27.07	271	0.62%	(11.24)% to (11.65)%
2021	1.40% to 1.85%	7,079	70.78 to 30.64	386	0.46%	29.12% to 28.53%
2020	1.40% to 1.85%	7,557	54.82 to 23.84	315	0.63%	6.88% to 6.40%
2019	1.40% to 1.85%	7,696	51.29 to 22.40	302	0.77%	29.69% to 29.10%
2018	1.40% to 1.85%	8,712	39.55 to 17.35	266	1.28%	(11.72)% to (12.13)%
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio — Class 1
2022	1.45% to 2.70%	88,377	13.43 to 8.65	1,090	1.99%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	102,978	15.58 to 10.17	1,456	2.38%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	175,216	16.03 to 10.59	2,528	1.89%	6.28% to 4.93%
2019	1.45% to 2.70%	189,693	15.08 to 10.09	2,656	2.54%	6.61% to 1.94%
2018	1.45% to 2.20%	194,682	14.15 to 12.84	2,588	2.56%	(1.41)% to (2.16)%
JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1
2022	1.45% to 1.60%	12,945	41.90 to 41.03	533	0.96%	(9.49)% to (9.63)%
2021	1.45% to 2.70%	18,647	46.29 to 12.90	700	0.99%	28.00% to 26.38%
2020	1.45% to 2.70%	29,277	36.16 to 10.21	761	1.63%	(1.09)% to (2.34)%
2019	1.45% to 2.70%	37,281	36.56 to 10.45	919	1.60%	24.92% to 9.57%
2018	1.45% to 2.20%	41,069	29.26 to 9.31	803	0.94%	(13.12)% to (13.79)%
JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1
2022	1.45% to 1.80%	3,817	38.70 to 36.86	145	0.45%	(20.52)% to (20.80)%
2021	1.45% to 1.80%	3,743	48.69 to 46.55	179	0.53%	19.63% to 19.20%
2020	1.45% to 2.70%	13,581	40.71 to 11.69	323	0.83%	12.04% to 10.62%
2019	1.45% to 2.70%	9,392	36.33 to 10.57	230	0.40%	22.77% to 12.02%
2018	1.45% to 2.20%	10,012	29.59 to 11.34	197	0.42%	(13.21)% to (13.88)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1
2022	1.45% to 2.70%	30,986	38.05 to 13.21	978	0.56%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	39,215	47.49 to 16.70	1,466	0.71%	27.47% to 25.85%
2020	1.45% to 2.70%	41,822	37.26 to 13.27	1,238	0.83%	23.45% to 21.88%
2019	1.45% to 2.70%	52,689	30.18 to 10.88	1,400	0.84%	29.84% to 19.09%
2018	1.45% to 2.20%	58,926	23.24 to 21.10	1,250	0.72%	(7.53)% to (8.24)%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2022	1.40% to 1.40%	13,747	42.95 to 42.95	590	1.37%	(17.57)% to (17.57)%
2021	1.40% to 1.40%	15,887	52.10 to 52.10	828	1.12%	15.56% to 15.56%
2020	1.40% to 1.40%	16,921	45.09 to 45.09	763	2.41%	12.71% to 12.71%
2019	1.40% to 1.40%	19,894	40.01 to 40.01	796	1.90%	20.88% to 20.88%
2018	1.40% to 1.40%	21,068	33.10 to 33.10	697	2.16%	(0.73)% to (0.73)%
Janus Henderson Balanced Portfolio — Service Shares
2022	1.45% to 2.95%	305,325	30.91 to 10.78	6,971	1.06%	(17.82)% to (19.07)%
2021	1.15% to 2.95%	362,580	28.81 to 13.32	10,160	0.87%	15.56% to 13.46%
2020	1.15% to 2.95%	405,056	24.93 to 11.74	9,849	2.06%	12.71% to 10.67%
2019	1.15% to 2.95%	446,439	22.11 to 10.61	9,884	1.61%	20.87% to 12.94%
2018	1.15% to 2.55%	483,534	18.30 to 16.36	9,185	1.74%	(0.73)% to (2.14)%
Janus Henderson Enterprise Portfolio — Institutional Shares
2022	1.40% to 1.40%	11,157	58.38 to 58.38	651	0.38%	(17.11)% to (17.11)%
2021	1.40% to 1.40%	11,854	70.43 to 70.43	835	0.32%	15.20% to 15.20%
2020	1.40% to 1.40%	13,532	61.14 to 61.14	827	0.11%	17.80% to 17.80%
2019	1.40% to 1.40%	15,187	51.90 to 51.90	788	0.19%	33.59% to 33.59%
2018	1.40% to 1.40%	18,311	38.85 to 38.85	711	0.26%	(1.82)% to (1.82)%
Janus Henderson Enterprise Portfolio — Service Shares
2022	1.45% to 1.60%	1,986	41.91 to 56.45	87	0.27%	(17.36)% to (17.49)%
2021	1.45% to 1.60%	2,025	50.72 to 68.42	107	0.24%	14.85% to 14.68%
2020	1.45% to 1.60%	2,006	44.16 to 59.66	93	0.04%	17.46% to 17.28%
2019	1.45% to 1.60%	2,168	37.60 to 50.87	85	0.05%	33.20% to 32.99%
2018	1.45% to 1.60%	2,369	28.23 to 38.25	70	0.13%	(2.11)% to (2.26)%
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2022	1.40% to 1.40%	175	20.22 to 20.22	4	2.63%	(14.86)% to (14.86)%
2021	1.40% to 1.40%	184	23.75 to 23.75	4	2.70%	(2.28)% to (2.28)%
2020	1.40% to 1.40%	194	24.31 to 24.31	5	2.89%	8.93% to 8.93%
2019	1.40% to 1.40%	206	22.31 to 22.31	5	3.58%	8.04% to 8.04%
2018	1.40% to 1.40%	1,000	20.65 to 20.65	21	3.15%	(2.39)% to (2.39)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Forty Portfolio — Institutional Shares
2022	1.40% to 1.40%	12,938	61.02 to 61.02	790	0.19%	(34.48)% to (34.48)%
2021	1.40% to 1.40%	13,970	93.14 to 93.14	1,301	0.49%	21.18% to 21.18%
2020	1.40% to 1.40%	14,898	76.86 to 76.86	1,145	0.71%	37.45% to 37.45%
2019	1.40% to 1.40%	15,969	55.92 to 55.92	893	0.14%	35.24% to 35.24%
2018	1.40% to 1.40%	19,066	41.35 to 41.35	788	1.17%	0.55% to 0.55%
Janus Henderson Forty Portfolio — Service Shares
2022	1.15% to 2.95%	112,276	27.60 to 11.14	3,272	0.07%	(34.49)% to (35.68)%
2021	1.45% to 1.70%	27,787	63.91 to 46.02	1,555	0.55%	20.82% to 20.52%
2020	1.45% to 1.80%	34,073	52.90 to 58.75	1,583	0.63%	37.02% to 36.53%
2019	1.45% to 2.35%	44,104	38.61 to 29.51	1,480	0.02%	34.87% to 33.64%
2018	1.45% to 2.35%	60,130	28.63 to 22.08	1,520	1.19%	0.24% to 0.69%
Janus Henderson Global Research Portfolio — Institutional Shares
2022	1.40% to 1.40%	9,234	22.16 to 22.16	205	1.62%	(20.54)% to (20.54)%
2021	1.40% to 1.40%	9,791	27.89 to 27.89	273	0.51%	16.44% to 16.44%
2020	1.40% to 1.40%	11,924	23.95 to 23.95	286	0.82%	18.38% to 18.38%
2019	1.40% to 1.40%	13,130	20.24 to 20.24	266	0.98%	27.24% to 27.24%
2018	1.40% to 1.40%	14,963	15.90 to 15.90	238	1.11%	(8.18)% to (8.18)%
Janus Henderson Global Research Portfolio — Service Shares
2022	1.45% to 1.65%	5,688	17.37 to 16.62	105	1.46%	(20.77)% to (20.93)%
2021	1.45% to 1.65%	7,491	21.92 to 21.03	177	0.36%	16.09% to 15.85%
2020	1.45% to 1.65%	7,930	18.89 to 18.15	162	0.64%	18.03% to 17.79%
2019	1.45% to 1.80%	8,565	16.00 to 17.66	149	0.86%	26.85% to 26.40%
2018	1.45% to 1.80%	8,949	12.61 to 13.97	123	0.95%	(8.44)% to (8.77)%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2022	1.45% to 1.80%	—	36.89 to 44.27	—	0.00%	(38.03)% to (38.25)%
2021	1.60% to 1.60%	215	74.64 to 74.64	16	0.67%	15.86% to 15.86%
2020	1.60% to 1.60%	215	64.42 to 64.42	14	0.00%	48.32% to 48.32%
2019	1.60% to 1.60%	215	43.44 to 43.44	9	0.41%	42.50% to 42.50%
2018	1.60% to 1.60%	227	30.48 to 30.48	7	1.06%	(0.72)% to (0.72)%
Janus Henderson Overseas Portfolio — Institutional Shares
2022	1.40% to 1.40%	4,004	28.46 to 28.46	114	1.76%	(9.88)% to (9.88)%
2021	1.40% to 1.40%	4,236	31.59 to 31.59	134	1.07%	12.00% to 12.00%
2020	1.40% to 1.40%	4,642	28.20 to 28.20	131	1.35%	14.67% to 14.67%
2019	1.40% to 1.40%	4,697	24.59 to 24.59	116	1.86%	25.24% to 25.24%
2018	1.40% to 1.40%	5,446	19.64 to 19.64	107	1.76%	(16.14)% to (16.14)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Overseas Portfolio — Service Shares
2022	1.45% to 1.80%	3,283	21.80 to 23.75	78	1.69%	(10.16)% to (10.47)%
2021	1.45% to 1.80%	3,335	24.27 to 26.53	88	1.03%	11.65% to 11.25%
2020	1.45% to 1.80%	3,390	21.74 to 23.85	80	1.22%	14.34% to 13.93%
2019	1.45% to 1.80%	3,748	19.01 to 20.93	78	1.80%	24.87% to 24.43%
2018	1.45% to 1.80%	5,454	15.22 to 16.82	89	1.62%	(16.37)% to (16.67)%
Janus Henderson Research Portfolio — Institutional Shares
2022	1.40% to 1.40%	11,788	31.12 to 31.12	367	0.71%	(30.87)% to (30.87)%
2021	1.40% to 1.40%	12,415	45.02 to 45.02	559	0.10%	18.65% to 18.65%
2020	1.40% to 1.40%	13,231	37.94 to 37.94	502	0.54%	31.09% to 31.09%
2019	1.40% to 1.40%	15,533	28.94 to 28.94	450	0.46%	33.63% to 33.63%
2018	1.40% to 1.40%	15,891	21.66 to 21.66	344	0.55%	(3.95)% to (3.95)%
Janus Henderson Research Portfolio — Service Shares
2022	1.45% to 1.45%	289	23.92 to 23.92	7	0.59%	(31.08)% to (31.08)%
2021	1.45% to 1.45%	1,377	34.71 to 34.71	48	0.02%	18.31% to 18.31%
2020	1.45% to 1.45%	1,531	29.34 to 29.34	45	0.36%	30.65% to 30.65%
2019	1.45% to 1.60%	1,944	22.45 to 26.43	44	0.30%	33.26% to 33.06%
2018	1.45% to 1.60%	2,353	16.85 to 19.86	40	0.36%	(4.26)% to (4.40)%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio — Class II
2022	1.45% to 1.80%	3,463	33.50 to 31.23	114	0.00%	(27.65)% to (27.91)%
2021	1.45% to 1.80%	5,856	46.30 to 43.32	269	0.17%	8.45% to 8.06%
2020	1.45% to 1.80%	5,914	42.69 to 40.09	251	0.58%	16.02% to 15.61%
2019	1.45% to 1.80%	6,093	36.80 to 34.68	223	0.76%	22.94% to 22.50%
2018	1.45% to 1.80%	6,619	29.93 to 28.31	197	0.37%	(9.90)% to (10.22)%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2022	1.45% to 2.70%	7,216	25.63 to 12.29	156	1.11%	(9.56)% to (10.70)%
2021	1.45% to 2.70%	10,608	28.34 to 13.77	258	1.32%	24.78% to 23.20%
2020	1.45% to 2.70%	12,268	22.71 to 11.18	241	1.16%	5.94% to 4.59%
2019	1.45% to 2.30%	17,694	21.44 to 19.21	357	1.27%	29.51% to 28.39%
2018	1.45% to 2.30%	21,258	16.55 to 14.96	331	1.23%	(6.38)% to (7.19)%
ClearBridge Variable Large Cap Value Portfolio — Class I
2022	1.45% to 1.85%	12,596	16.24 to 15.72	202	1.32%	(7.78)% to (8.16)%
2021	1.45% to 1.85%	13,339	17.61 to 17.11	233	1.07%	24.38% to 23.88%
2020	1.45% to 1.85%	13,807	14.16 to 13.82	194	1.38%	3.72% to 3.30%
2019	1.45% to 1.85%	13,965	13.65 to 13.37	189	1.71%	27.01% to 26.50%
2018	1.45% to 1.85%	16,619	10.75 to 10.57	178	1.53%	(10.20)% to (10.57)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2022	1.45% to 1.70%	7,329	29.32 to 35.54	224	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	10,470	35.72 to 43.40	392	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	12,504	28.65 to 34.90	374	0.43%	11.95% to 11.67%
2019	1.45% to 1.70%	17,354	25.59 to 31.25	464	0.48%	29.34% to 29.02%
2018	1.45% to 1.70%	19,595	19.78 to 24.22	404	0.45%	(7.08)% to (7.32)%
MFS® New Discovery Series — Service Class Shares
2022	1.45% to 1.85%	10,847	30.64 to 32.29	335	0.00%	(31.01)% to (31.29)%
2021	1.40% to 1.85%	11,216	66.59 to 46.99	508	0.00%	0.15% to 0.31%
2020	1.40% to 1.85%	12,101	66.49 to 47.14	552	0.00%	43.55% to 42.89%
2019	1.40% to 1.85%	13,320	46.32 to 32.99	424	0.00%	39.30% to 38.66%
2018	1.40% to 1.85%	15,232	33.25 to 23.79	348	0.00%	(3.10)% to 3.55)%
MFS® Total Return Series — Service Class Shares
2022	1.45% to 2.95%	222,594	25.67 to 10.74	4,030	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	280,311	28.89 to 12.27	5,699	1.57%	12.19% to 10.48%
2020	1.45% to 2.95%	333,849	25.75 to 11.11	6,085	2.07%	7.93% to 6.29%
2019	1.45% to 2.95%	375,067	23.86 to 10.45	6,381	2.03%	18.38% to 9.53%
2018	1.45% to 2.55%	460,352	20.16 to 12.14	6,714	1.94%	(7.24)% to (8.29)%
MFS® Utilities Series — Service Class Shares
2022	1.45% to 1.70%	25,127	38.81 to 19.18	811	2.19%	(0.97)% to (1.23)%
2021	1.45% to 1.80%	39,878	39.19 to 48.60	1,380	1.52%	12.17% to 11.77%
2020	1.45% to 1.80%	45,027	34.94 to 43.48	1,362	2.20%	4.09% to 3.72%
2019	1.45% to 1.80%	49,945	33.57 to 41.92	1,478	3.79%	22.99% to 22.56%
2018	1.45% to 1.80%	54,333	27.29 to 34.20	1,290	0.83%	(0.66)% to (1.01)%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2022	1.45% to 1.80%	4,368	10.57 to 10.22	45	3.03%	(15.09)% to (15.40)%
2021	1.45% to 1.80%	4,589	12.45 to 12.08	56	2.48%	(1.35)% to (1.70)%
2020	1.45% to 1.80%	6,798	12.62 to 12.29	85	3.51%	7.53% to 7.15%
2019	1.45% to 1.80%	6,941	11.74 to 11.47	81	3.33%	9.68% to 9.29%
2018	1.45% to 1.80%	7,290	10.70 to 10.50	77	3.72%	(3.53)% to (3.88)%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2022	1.45% to 2.70%	25,670	20.68 to 12.48	514	0.00%	(20.61)% to (21.62)%
2021	1.45% to 1.85%	19,735	26.05 to 25.34	509	0.03%	23.84% to 23.33%
2020	1.45% to 1.85%	21,779	21.03 to 20.55	454	0.22%	20.43% to 19.94%
2019	1.45% to 2.70%	40,756	17.47 to 10.95	699	0.33%	37.56% to 20.63%
2018	1.45% to 2.20%	55,651	12.70 to 12.34	699	0.29%	(0.89)% to (1.65)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2022	1.45% to 1.70%	14,054	16.91 to 14.21	222	7.52%	(13.14)% to (13.36)%
2021	1.45% to 1.70%	15,215	19.47 to 16.41	276	10.85%	14.36% to 14.07%
2020	1.45% to 1.70%	14,945	17.03 to 14.38	236	4.87%	6.34% to 6.07%
2019	1.45% to 1.70%	14,847	16.01 to 13.56	220	2.76%	10.12% to 9.84%
2018	1.45% to 1.70%	22,563	14.54 to 12.34	313	3.03%	(6.83)% to (7.06)%
High Yield Portfolio — Administrative Class Shares
2022	1.15% to 2.95%	196,759	17.30 to 9.19	3,421	5.09%	(11.31)% to (12.92)%
2021	1.15% to 2.95%	138,003	19.51 to 10.56	2,880	4.44%	2.44% to 0.57%
2020	1.15% to 2.95%	181,682	19.04 to 10.50	3,616	4.87%	4.52% to 2.62%
2019	1.15% to 2.95%	319,659	18.22 to 10.23	5,926	4.90%	13.41% to 4.79%
2018	1.15% to 2.55%	286,929	16.06 to 13.46	4,848	5.09%	(3.77)% to (5.14)%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2022	1.45% to 1.60%	401	17.87 to 16.73	7	1.49%	(11.45)% to (11.59)%
2021	1.45% to 1.80%	1,317	20.18 to 18.17	24	1.62%	(3.38)% to (3.72)%
2020	1.45% to 1.80%	1,556	20.89 to 18.88	30	6.10%	4.03% to 3.66%
2019	1.45% to 1.80%	1,613	20.08 to 18.21	30	1.77%	5.46% to 5.08%
2018	1.45% to 1.80%	1,965	19.04 to 17.33	34	1.31%	0.63% to 0.27%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2022	1.15% to 2.95%	568,406	14.76 to 7.37	7,771	2.05%	(29.69)% to (30.97)%
2021	1.15% to 2.95%	390,869	21.00 to 10.68	7,772	1.55%	(5.88)% to (7.59)%
2020	1.15% to 2.95%	321,402	22.31 to 11.56	6,994	1.67%	16.04% to 13.93%
2019	1.15% to 2.95%	268,022	19.22 to 10.14	5,188	2.04%	12.02% to 2.96%
2018	1.15% to 2.55%	270,563	17.16 to 15.17	4,894	2.40%	(3.51)% to (4.88)%
Low Duration Portfolio — Administrative Class Shares
2022	1.15% to 2.95%	634,100	11.22 to 8.79	6,698	1.56%	(6.82)% to (8.51)%
2021	1.15% to 2.95%	946,074	12.04 to 9.60	10,756	0.52%	(2.07)% to (3.85)%
2020	1.15% to 2.95%	1,050,777	12.30 to 9.99	12,278	1.04%	1.80% to 0.05%
2019	1.15% to 2.95%	517,963	12.08 to 9.99	6,015	2.76%	2.83% to 0.13%
2018	1.15% to 2.55%	508,107	11.75 to 10.36	5,786	1.92%	(0.82)% to (2.23)%
Total Return Portfolio — Administrative Class Shares
2022	1.15% to 2.95%	622,055	13.69 to 8.47	8,500	2.54%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	1,002,357	16.16 to 10.19	15,939	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	930,974	16.56 to 10.63	15,435	2.14%	7.40% to 5.44%
2019	1.15% to 2.95%	1,145,742	15.42 to 10.08	17,726	3.01%	7.11% to 1.71%
2018	1.15% to 2.55%	1,305,664	14.39 to 12.77	19,167	2.51%	(1.68)% to (3.08)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Rydex Variable Trust
NASDAQ — 100® Fund
2022	1.45% to 1.60%	3,519	37.03 to 42.53	135	0.00%	(35.10)% to (35.19)%
2021	1.45% to 1.70%	4,095	57.05 to 78.26	241	0.00%	23.72% to 23.41%
2020	1.45% to 1.70%	4,939	46.11 to 63.42	236	0.29%	42.86% to 42.50%
2019	1.45% to 1.70%	15,785	32.28 to 44.50	571	0.13%	34.88% to 34.54%
2018	1.45% to 1.70%	16,230	23.93 to 33.08	438	0.00%	(3.24)% to (3.49)%
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2022	1.40% to 1.80%	29,028	14.95 to 11.66	337	2.42%	(15.58)% to (15.92)%
2021	1.40% to 1.80%	33,651	17.71 to 13.87	467	2.26%	(3.19)% to (3.58)%
2020	1.40% to 1.80%	33,760	18.29 to 14.38	488	2.43%	5.53% to 5.10%
2019	1.40% to 1.80%	40,931	17.33 to 13.69	563	0.16%	7.10% to 6.67%
2018	1.40% to 1.80%	70,521	16.18 to 12.83	929	1.99%	(2.81)% to (3.21)%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2022	1.40% to 1.80%	11,762	31.94 to 32.75	398	0.00%	(31.40)% to (31.68)%
2021	1.40% to 1.80%	12,474	46.57 to 47.94	616	0.00%	23.22% to 22.72%
2020	1.40% to 1.80%	15,453	37.79 to 39.06	624	0.03%	31.74% to 31.21%
2019	1.40% to 1.80%	16,927	28.69 to 29.77	520	0.00%	35.41% to 34.86%
2018	1.40% to 1.80%	22,647	21.18 to 22.08	513	0.13%	(4.03)% to (4.42)%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2022	1.15% to 2.95%	142,698	21.12 to 9.43	3,089	2.14%	(25.79)% to (27.14)%
2021	1.40% to 1.80%	29,572	81.12 to 55.95	1,375	1.18%	39.82% to 39.26%
2020	1.15% to 2.95%	160,606	20.31 to 9.41	3,623	0.51%	(6.33)% to (8.03)%
2019	1.15% to 2.95%	153,560	21.68 to 10.23	3,813	1.32%	24.70% to 4.81%
2018	1.15% to 2.55%	174,075	17.38 to 13.38	3,553	2.43%	(6.80)% to (8.13)%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2022	1.40% to 1.80%	165,132	34.47 to 31.75	5,428	1.28%	(19.45)% to (19.78)%
2021	1.40% to 1.80%	184,197	42.80 to 39.57	7,529	1.02%	26.48% to 25.96%
2020	1.40% to 1.80%	225,362	33.84 to 31.42	7,259	1.74%	16.27% to 15.80%
2019	1.40% to 1.80%	259,623	29.10 to 27.13	7,183	1.27%	29.21% to 28.69%
2018	1.40% to 1.80%	316,565	22.52 to 21.08	6,765	1.64%	(6.07)% to (6.46)%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2022	1.40% to 1.80%	30,000	44.65 to 32.96	1,035	0.00%	(16.58)% to (16.92)%
2021	1.40% to 1.80%	39,654	53.52 to 39.67	1,664	0.00%	18.85% to 18.36%
2020	1.40% to 1.80%	47,188	45.04 to 33.51	1,662	0.00%	12.93% to 12.47%
2019	1.40% to 1.80%	50,347	39.88 to 29.80	1,554	0.00%	24.36% to 23.85%
2018	1.40% to 1.80%	58,538	32.07 to 24.06	1,464	0.00%	(10.97)% to (11.33)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Total Return V.I.S. Fund — Class 1 Shares
2022	1.40% to 2.10%	382,269	21.87 to 14.98	7,087	0.91%	(17.67)% to (18.26)%
2021	1.40% to 2.10%	399,403	26.57 to 18.33	9,026	2.09%	11.86% to 11.07%
2020	1.40% to 2.10%	428,249	23.75 to 16.50	8,649	1.92%	4.95% to 4.21%
2019	1.40% to 2.10%	450,823	22.63 to 15.83	8,700	2.35%	14.19% to 13.38%
2018	1.40% to 2.10%	467,586	19.82 to 13.97	7,916	2.12%	(7.66)% to (8.32)%
Total Return V.I.S. Fund — Class 3 Shares
2022	1.35% to 2.95%	2,753,761	12.73 to 9.36	34,115	0.38%	(17.84)% to (19.17)%
2021	1.35% to 2.95%	3,164,223	15.49 to 11.58	48,168	1.76%	11.67% to 9.86%
2020	1.35% to 2.95%	3,566,001	13.87 to 10.54	49,828	1.61%	4.71% to 3.01%
2019	1.35% to 2.95%	4,020,796	13.25 to 10.23	54,217	1.98%	14.01% to 4.80%
2018	1.35% to 2.55%	4,662,379	11.62 to 10.79	55,832	1.84%	(7.88)% to (9.00)%
U.S. Equity V.I.S. Fund — Class 1 Shares
2022	1.40% to 1.70%	16,576	36.62 to 24.22	520	0.37%	(20.04)% to (20.29)%
2021	1.40% to 1.70%	26,355	45.80 to 30.38	1,027	0.33%	23.74% to 23.36%
2020	1.40% to 1.70%	30,264	37.01 to 24.63	958	0.52%	20.92% to 20.55%
2019	1.40% to 1.70%	31,654	30.61 to 20.43	826	0.70%	29.93% to 29.53%
2018	1.40% to 1.70%	32,139	23.56 to 15.77	645	0.84%	(4.76)% to (5.05)%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2022	1.40% to 1.40%	6,455	30.65 to 30.65	198	0.00%	(39.51)% to (39.51)%
2021	1.40% to 1.40%	7,888	50.66 to 50.66	400	0.00%	10.28% to 10.28%
2020	1.40% to 1.40%	9,410	45.94 to 45.94	432	0.18%	64.69% to 64.69%
2019	1.40% to 1.40%	9,636	27.90 to 27.90	269	0.00%	25.65% to 25.65%
2018	1.40% to 1.40%	9,874	22.20 to 22.20	219	0.00%	0.77% to 0.77%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2022	1.40% to 1.40%	2,666	26.37 to 26.37	70	0.00%	(38.88)% to (38.88)%
2021	1.40% to 1.40%	2,865	43.14 to 43.14	124	0.00%	(7.37)% to (7.37)%
2020	1.40% to 1.40%	2,939	46.58 to 46.58	137	1.04%	64.81% to 64.81%
2019	1.40% to 1.40%	3,030	28.26 to 28.26	86	0.00%	27.53% to 27.53%
2018	1.40% to 1.40%	3,683	22.16 to 22.16	82	0.00%	0.01% to 0.01%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2022	1.45% to 2.30%	30,065	20.42 to 9.52	377	0.00%	19.79% to 18.75%
2021	1.15% to 2.30%	47,655	6.95 to 8.01	460	0.00%	23.59% to 22.16%
2020	1.15% to 2.95%	456,696	5.62 to 10.53	2,871	0.00%	10.53% to 8.52%
2019	1.15% to 2.95%	871,420	5.08 to 9.71	4,969	0.00%	8.99% to (5.94)%
2018	1.15% to 2.55%	914,737	4.67 to 5.08	4,850	0.00%	(19.36)% to (20.51)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PSF PGIM Jennison Focused Blend Portfolio — Class II Shares
2022	1.45% to 1.70%	4,925	46.13 to 22.93	184	0.00%	(27.11)% to (27.29)%
2021	1.45% to 1.70%	4,826	63.29 to 31.54	248	0.00%	14.66% to 14.37%
2020	1.45% to 1.70%	7,357	55.20 to 27.58	286	0.00%	28.52% to 28.20%
2019	1.45% to 1.70%	9,624	42.95 to 21.51	304	0.00%	26.54% to 26.22%
2018	1.45% to 1.70%	11,265	33.94 to 17.04	285	0.00%	(7.10)% to (7.34)%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2022	1.45% to 1.60%	7,116	48.70 to 47.26	337	0.00%	(38.75)% to (38.84)%
2021	1.45% to 1.60%	7,161	79.51 to 77.28	554	0.00%	13.88% to 13.71%
2020	1.45% to 1.60%	7,185	69.82 to 67.97	489	0.00%	53.32% to 53.08%
2019	1.45% to 1.60%	7,215	45.54 to 44.40	321	0.00%	30.90% to 30.70%
2018	1.45% to 1.60%	7,249	34.79 to 33.97	246	0.00%	(2.62)% to (2.77)%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021 to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022 to December 31, 2022.